                           A MESSAGE TO SHAREHOLDERS


FELLOW SHAREHOLDER:

After a remarkably robust rise in 1995, the bond market suffered a sharp setback during the six months ended July 31, 1996, the first half of Vanguard Fixed Income Securities Fund's current fiscal year. Interest rates rose substantially for all but the very shortest maturities and fixed-income securities gave back some of the price gains they enjoyed over the previous 13 months or so.

       Not surprisingly, our tightly constructed Portfolios achieved total returns (capital change plus reinvested dividends) very much in line with the sectors of the bond market that they represent. Our three Short-Term Portfolios and our High Yield Portfolio eked out small positive returns during the six months, while our two Long-Term Portfolios were off from -5% to -7%. True to form, our Intermediate-Term Portfolios provided returns that fell between the two ends of the maturity spectrum. This table presents the return for each Portfolio for the half year, as well as its current yield:

---------------------------------------------------------------
                                          SIX MONTHS ENDED
                                            JULY 31, 1996
                                      -------------------------
VANGUARD                               TOTAL            CURRENT
PORTFOLIO                             RETURN             YIELD*
---------------------------------------------------------------
SHORT-TERM U.S. TREASURY               +0.1%              6.2%
SHORT-TERM FEDERAL                     +0.5               6.1
SHORT-TERM CORPORATE                   +0.5               6.4
---------------------------------------------------------------
INTERMEDIATE-TERM U.S. TREASURY        -3.3%              6.7%
INTERMEDIATE-TERM CORPORATE            -3.0               7.2
GNMA                                   -0.5               7.1
---------------------------------------------------------------
LONG-TERM U.S. TREASURY                -7.0%              7.0%
LONG-TERM CORPORATE                    -4.6               7.5
---------------------------------------------------------------
HIGH YIELD CORPORATE                   +0.6%              9.4%
---------------------------------------------------------------

*30-day annualized yield.

The detailed per share figures for each Portfolio, including net asset values, income dividends, and any distributions from net realized capital gains, are shown in the table on page 3 of this Report.

         As we noted a year ago, in a very different environment for the bond market, we believe that a presentation of semi-annual returns for bond mutual funds, while necessary in a report of this nature, is incomplete, to say the least. Only half of the year's interest income is accounted for in these returns, while the capital change in a bond fund--up or down--occurs immediately in response to changes in market interest rates. Yet over the long run, interest income has accounted for virtually 100% of the total return on bond funds. The following table presents the return of each Portfolio for the past twelve months, divided into its income and capital components:

------------------------------------------------------------------------
                                      COMPONENTS OF TOTAL RETURN
                                 ---------------------------------------
                                          TWELVE MONTHS ENDED
                                             JULY 31, 1996
                                 ---------------------------------------
VANGUARD                         INCOME          CAPITAL           TOTAL
PORTFOLIO                        RETURN           RETURN          RETURN
------------------------------------------------------------------------
SHORT-TERM PORTFOLIOS
  U.S. TREASURY                    +6.0%          -1.0%            +5.0%
  FEDERAL                          +6.1           -0.6             +5.5
  CORPORATE                        +6.3           -0.7             +5.6
------------------------------------------------------------------------
INTERMEDIATE-TERM PORTFOLIOS
  U.S. TREASURY                    +6.2%          -1.6%            +4.6%
  CORPORATE                        +6.7           -1.6             +5.1
  GNMA                             +7.3           -1.2             +6.1
------------------------------------------------------------------------
LONG-TERM PORTFOLIOS
  U.S. TREASURY                    +6.5%          -2.0%            +4.5%
  CORPORATE                        +7.0           -1.5             +5.5
------------------------------------------------------------------------
HIGH YIELD CORPORATE               +9.1%          -1.4%            +7.7%
------------------------------------------------------------------------

This table provides a sense of the relative price volatility of each Portfolio. However, the table does not present a full picture of price volatility, since the rise in interest rates over the twelve months ended July 31, 1996, was not uniform across all maturity levels. The yield on three-year and ten-year U.S. Treasury securities, for example, rose by about 40 basis points (0.4 percentage points), while the yield on the benchmark 30-year Treasury bond rose by less than 20 basis points. We remind you that an equal change--up or down--in interest rates has a much greater impact on the capital returns of bonds with long maturities than on the capital returns of bonds with short maturities.

                                                                     (continued)

THE PERIOD IN REVIEW

After a stupendous showing by the bond market in the fiscal year ended January 31, 1996, with double-digit returns across the maturity spectrum, perhaps it was only natural for the bond market to retrace some of its gains in the first half of this fiscal year.

       While the rate on 90-day Treasury bills rose by about one-quarter of a percentage point (from 5.0% to 5.3%), the increase in interest rates was much sharper for bonds during the past six months. The biggest change, curiously, was in short-term Treasury bonds (three-year maturities), whose average yield rose from 5.0% to 6.3%. Yields on intermediate-term Treasury bonds rose from 5.6% to 6.8%, while the yield on the benchmark long-term Treasury bond rose from 6.0% to 7.0%.

       Although the yield increases in the three maturity ranges were similar (+1.3% to +1.0%) over the past six months, the price changes were not. As we have emphasized in past reports, the impact of changing yields on bond prices is magnified as a bond's maturity lengthens. For example, in the face of a 1% increase (or decrease) in yield, the price of a long-term bond will move down (or up) by about 10%, while the price of a short-term bond will move down (or up) by roughly 2%. This relationship reflects the immutable mathematics of the bond market. As unsettling as the -12% price decline in long-term bonds was during the six months ended July 31, we would note that it was roughly half the price increase that holders of 30-year Treasury bonds enjoyed in the previous year.

       Interest-rate changes are easier to quantify than to explain, of course. Most analysts, however, have attributed the recent increase to surprisingly strong growth in the U.S. economy, which raised anxiety among bond investors that inflation would rise from the fairly benign levels of recent years. Bond investors are hypersensitive to the possibility of higher inflation, which could threaten the purchasing power of a bond's future fixed-rate payments. Should inflation rise from today's level, it is possible--even probable--that the Federal Reserve Board would act to raise short-term interest rates. It remains to be seen what the Fed--or the economy--will do. However, the current structure and level of interest rates seem to anticipate some reasonable pickup in inflation, and bond investors may well have already adjusted to such a scenario.

       We would note that the prevailing consensus of the bond market--as with any financial market--is subject to rapid and unpredictable changes in direction. Only six months ago, the "experts" were in general agreement that economic growth was proceeding at a deliberate and safe pace so that inflation would remain subdued, and that interest rates should remain steady. However, the consensus--so often wrong--proved wrong again as rates moved higher.

IN SUMMARY

Six months ago in Vanguard Fixed Income Securities Fund's Annual Report, we noted that the unusually high total returns on bonds last year--and, indeed, over the previous decade--were by themselves a sufficient reason to be cautious about the outlook for future returns. Yet we expressed confidence that investors who use our Portfolios as part of a balanced asset allocation strategy would earn long-term returns in keeping with the bond market segments on which the Portfolios focus, and that exceed the averages for competitive funds. We also believe that the higher yields available today have increased the relative attractiveness of bonds. We assure you that we will continue to professionally manage our Portfolios under the carefully structured, high-quality, low-cost philosophy for which Vanguard is known.

Sincerely,

/s/ JOHN C. BOGLE

John C. Bogle
Chairman of the Board


/s/ JOHN J. BRENNAN

John J. Brennan
President

August 9, 1996

                              PORTFOLIO STATISTICS

-----------------------------------------------------------------------------------------------------------------------------------
                                                            NET ASSET VALUE
                                                               PER SHARE                      TWELVE MONTHS                 SEC
                                                         ---------------------    ------------------------------------     30-DAY
VANGUARD                        AVERAGE      AVERAGE     JANUARY 31,   JULY 31,     INCOME     CAPITAL GAINS     TOTAL   ANNUALIZED
PORTFOLIO                      MATURITY      QUALITY        1996         1996     DIVIDENDS    DISTRIBUTIONS    RETURN     YIELD
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY        2.5 YEARS       Aaa         $10.36      $10.08       $.603           --         +5.0%        6.23%
SHORT-TERM FEDERAL              2.5 YEARS       Aaa          10.28       10.03        .604           --         +5.5         6.13
SHORT-TERM CORPORATE            2.6 YEARS       Aa3          10.94       10.66        .665           --         +5.6         6.42
INTERMEDIATE-TERM
  U.S. TREASURY                 7.6 YEARS       Aaa          10.90       10.22        .651           --         +4.6         6.70
INTERMEDIATE-TERM
  CORPORATE                     7.2 YEARS        A2          10.17        9.53        .644        $.020         +5.1         7.18
GNMA                            8.2 YEARS       Aaa          10.45       10.03        .728           --         +6.1         7.09
LONG-TERM U.S. TREASURY        21.7 YEARS       Aaa          10.73        9.64        .660         .238         +4.5         7.01
LONG-TERM CORPORATE            19.9 YEARS       Aa3           9.43        8.61        .621         .075         +5.5         7.48
HIGH YIELD CORPORATE            8.3 YEARS       Ba2           7.89        7.59        .683           --         +7.7         9.44*
-----------------------------------------------------------------------------------------------------------------------------------

* High Yield Corporate Portfolio yield reflects a premium based on the possibility that interest payments on some bonds may be reduced or eliminated. Also, since bonds with higher interest coupons may be replaced by bonds with lower coupons, income dividends are subject to reduction.

                         TOTAL INVESTMENT RETURN TABLES


The following tables illustrate the results of single-share investments in VANGUARD FIXED INCOME SECURITIES FUND through July 31, 1996. The percentage figures show results on a "total return" basis and assume the reinvestment of both income dividends and any capital gains distributions. During the periods illustrated, bond prices fluctuated widely; these results should not be considered a representation of the dividend income or capital gain or loss that may be realized from an investment made in the Portfolios today.

HIGH YIELD CORPORATE PORTFOLIO (BEGAN OPERATIONS DECEMBER 27, 1978)
-------------------------------------------------------------------------------
PERIOD                                  PER SHARE DATA
-------------------------------------------------------------------------------
                                                              Value with Income
January 31         Net Asset   Capital Gains       Income   Dividends & Capital
Fiscal Year            Value   Distributions    Dividends      Gains Reinvested
-------------------------------------------------------------------------------
INITIAL (12/78)       $10.00              --           --                $10.00
-------------------------------------------------------------------------------
1979                   10.33              --           --                 10.33
-------------------------------------------------------------------------------
1980                    9.26              --       $1.235                 10.49
-------------------------------------------------------------------------------
1981                    8.50              --        1.180                 10.99
-------------------------------------------------------------------------------
1982                    7.88              --        1.240                 11.87
-------------------------------------------------------------------------------
1983                    8.96              --        1.280                 15.70
-------------------------------------------------------------------------------
1984                    8.97              --        1.200                 17.93
-------------------------------------------------------------------------------
1985                    8.52              --        1.180                 19.62
-------------------------------------------------------------------------------
1986                    8.84              --        1.140                 23.23
-------------------------------------------------------------------------------
1987                    9.33           $.118        1.081                 27.91
-------------------------------------------------------------------------------
1988                    8.53              --        1.006                 28.62
-------------------------------------------------------------------------------
1989                    8.44              --        1.016                 31.89
-------------------------------------------------------------------------------
1990                    7.31              --        1.004                 31.31
-------------------------------------------------------------------------------
1991                    6.19              --         .904                 30.30
-------------------------------------------------------------------------------
1992                    7.27              --         .770                 39.78
-------------------------------------------------------------------------------
1993                    7.56              --         .727                 45.62
-------------------------------------------------------------------------------
1994                    8.14              --         .695                 53.62
-------------------------------------------------------------------------------
1995                    7.24              --         .679                 52.27
-------------------------------------------------------------------------------
1996                    7.89              --         .678                 62.20
-------------------------------------------------------------------------------
1996 (7/31)             7.59              --         .341                 62.55
-------------------------------------------------------------------------------
LIFETIME
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------

HIGH YIELD CORPORATE PORTFOLIO (BEGAN OPERATIONS DECEMBER 27, 1978)
------------------------------------------------------------------------
PERIOD                           TOTAL INVESTMENT RETURN
------------------------------------------------------------------------
                      High Yield Corporate Portfolio
                      ------------------------------   Lehman High Yield
January 31            Capital     Income      Total           Bond Index
Fiscal Year            Return     Return     Return        Total Return*
------------------------------------------------------------------------
INITIAL (12/78)            --         --         --                  --
------------------------------------------------------------------------
1979                    + 3.3%       0.0%     + 3.3%              + 2.0%
------------------------------------------------------------------------
1980                    -10.4      +11.9      + 1.5               - 8.7
------------------------------------------------------------------------
1981                    - 8.2      +13.0      + 4.8               + 4.6
------------------------------------------------------------------------
1982                    - 7.3      +15.3      + 8.0               + 3.3
------------------------------------------------------------------------
1983                    +13.7      +18.6      +32.3               +39.7
------------------------------------------------------------------------
1984                    + 0.1      +14.1      +14.2               +11.8
------------------------------------------------------------------------
1985                    - 5.0      +14.4      + 9.4               +10.0
------------------------------------------------------------------------
1986                    + 3.8      +14.6      +18.4               +22.6
------------------------------------------------------------------------
1987                    + 6.9      +13.2      +20.1               +20.7
------------------------------------------------------------------------
1988                    - 8.6      +11.1      + 2.5               + 4.2
------------------------------------------------------------------------
1989                    - 1.1      +12.5      +11.4               +10.8
------------------------------------------------------------------------
1990                    -13.4      +11.6      - 1.8               - 3.0
------------------------------------------------------------------------
1991                    -15.3      +12.1      - 3.2               - 5.1
------------------------------------------------------------------------
1992                    +17.4      +13.9      +31.3               +47.3
------------------------------------------------------------------------
1993                    + 4.0      +10.7      +14.7               +15.1
------------------------------------------------------------------------
1994                    + 7.7      + 9.8      +17.5               +16.3
------------------------------------------------------------------------
1995                    -11.1      + 8.6      - 2.5               - 1.8
------------------------------------------------------------------------
1996                    + 9.0      +10.0      +19.0               +19.7
------------------------------------------------------------------------
1996 (7/31)             - 3.8      + 4.4      + 0.6               + 2.1
------------------------------------------------------------------------
LIFETIME                                     +525.5%             +542.9%
------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   +11.0%              +11.2%
------------------------------------------------------------------------

* Lehman Mutual Fund "BBB" Rated or Better Bond Index through January 1984; Lehman High Yield Bond Index thereafter.

LONG-TERM U.S. TREASURY PORTFOLIO (BEGAN OPERATIONS MAY 19, 1986)
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                  PER SHARE DATA                                  TOTAL INVESTMENT RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Long-Term U.S. Treasury Portfolio
                                                           Value with Income ---------------------------------    Lehman Long-Term
January 31       Net Asset   Capital Gains      Income   Dividends & Capital   Capital     Income     Total    Treasury Bond Index
Fiscal Year          Value   Distributions   Dividends      Gains Reinvested    Return     Return    Return           Total Return
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL (5/86)      $10.00              --          --                $10.00        --         --        --                     --
-----------------------------------------------------------------------------------------------------------------------------------
1987                 10.28           $.034       $.530                 10.86     + 3.1%      +5.5%    + 8.6%                 +11.9%
-----------------------------------------------------------------------------------------------------------------------------------
1988                  9.49              --        .776                 10.89     - 7.7       +8.0     + 0.3                  + 1.5
-----------------------------------------------------------------------------------------------------------------------------------
1989                  9.28              --        .778                 11.59     - 2.2       +8.6     + 6.4                  + 5.1
-----------------------------------------------------------------------------------------------------------------------------------
1990                  9.53              --        .781                 12.91     + 2.7       +8.6     +11.3                  +12.3
-----------------------------------------------------------------------------------------------------------------------------------
1991                  9.74              --        .776                 14.33     + 2.2       +8.8     +11.0                  +11.6
-----------------------------------------------------------------------------------------------------------------------------------
1992                 10.14              --        .763                 16.11     + 4.1       +8.3     +12.4                  +13.4
-----------------------------------------------------------------------------------------------------------------------------------
1993                 10.04            .700        .734                 18.38     + 6.1       +8.0     +14.1                  +14.6
-----------------------------------------------------------------------------------------------------------------------------------
1994                 10.75            .176        .685                 21.34     + 8.9       +7.2     +16.1                  +16.7
-----------------------------------------------------------------------------------------------------------------------------------
1995                  9.23            .119        .665                 19.92     -13.0       +6.3     - 6.7                  - 7.5
-----------------------------------------------------------------------------------------------------------------------------------
1996                 10.73            .225        .669                 25.24     +18.7       +8.0     +26.7                  +27.4
-----------------------------------------------------------------------------------------------------------------------------------
1996 (7/31)           9.64            .013        .326                 23.47     -10.1       +3.1     - 7.0                  - 6.8
-----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +134.7%                +149.3%
-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                           + 8.7%                 + 9.4%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE PORTFOLIO (BEGAN OPERATIONS OCTOBER 29, 1982)
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                  PER SHARE DATA                                  TOTAL INVESTMENT RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Short-Term Corporate Portfolio
                                                           Value with Income   ------------------------------   Lehman Mutual Fund
January 31       Net Asset   Capital Gains      Income   Dividends & Capital   Capital     Income     Total   Short-Term Corporate
Fiscal Year          Value   Distributions   Dividends      Gains Reinvested    Return     Return    Return      Bond Total Return
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL  (10/82)    $10.00              --          --                $10.00      --         --        --                       --
-----------------------------------------------------------------------------------------------------------------------------------
1983                 10.05              --     $  .264                 10.32      +0.5%     + 2.7%    + 3.2%                 + 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
1984                  9.94              --       1.020                 11.30      -1.1      +10.6     + 9.5                  +10.9
-----------------------------------------------------------------------------------------------------------------------------------
1985                 10.17              --       1.067                 12.88      +2.3      +11.7     +14.0                  +14.1
-----------------------------------------------------------------------------------------------------------------------------------
1986                 10.55              --       1.001                 14.72      +3.7      +10.5     +14.2                  +14.6
-----------------------------------------------------------------------------------------------------------------------------------
1987                 10.67           $.184        .877                 16.42      +2.9      + 8.7     +11.6                  +11.9
-----------------------------------------------------------------------------------------------------------------------------------
1988                 10.43              --        .761                 17.27      -2.2      + 7.4     + 5.2                  + 6.8
-----------------------------------------------------------------------------------------------------------------------------------
1989                 10.23              --        .833                 18.36      -1.9      + 8.2     + 6.3                  + 6.5
-----------------------------------------------------------------------------------------------------------------------------------
1990                 10.34              --        .895                 20.23      +1.1      + 9.1     +10.2                  +10.7
-----------------------------------------------------------------------------------------------------------------------------------
1991                 10.50              --        .876                 22.35      +1.5      + 9.0     +10.5                  + 9.8
-----------------------------------------------------------------------------------------------------------------------------------
1992                 10.88              --        .804                 24.96      +3.6      + 8.1     +11.7                  +13.4
-----------------------------------------------------------------------------------------------------------------------------------
1993                 10.99            .165        .695                 27.28      +2.6      + 6.7     + 9.3                  + 9.5
-----------------------------------------------------------------------------------------------------------------------------------
1994                 10.94            .099        .605                 28.95      +0.4      + 5.7     + 6.1                  + 7.9
-----------------------------------------------------------------------------------------------------------------------------------
1995                 10.40              --        .596                 29.12      -4.9      + 5.5     + 0.6                  + 0.3
-----------------------------------------------------------------------------------------------------------------------------------
1996                 10.94              --        .671                 32.60      +5.2      + 6.8     +12.0                  +13.8
-----------------------------------------------------------------------------------------------------------------------------------
1996 (7/31)          10.66              --        .328                 32.75      -2.6      + 3.1     + 0.5                  + 0.2
-----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +227.5%                +259.1%
-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                           + 9.0%                 + 9.7%
-----------------------------------------------------------------------------------------------------------------------------------

GNMA PORTFOLIO (BEGAN OPERATIONS JUNE 27, 1980)
-------------------------------------------------------------------------------------------------------------------------------
PERIOD                                    PER SHARE DATA                                  TOTAL INVESTMENT RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                                                                           GNMA Portfolio
                                                              Value with Income  --------------------------------  Lehman GNMA
January 31       Net Asset    Capital Gains        Income   Dividends & Capital  Capital       Income      Total    Bond Index
Fiscal Year          Value    Distributions     Dividends      Gains Reinvested   Return       Return     Return  Total Return
-------------------------------------------------------------------------------------------------------------------------------
INITIAL (6/80)      $10.00               --            --                $10.00       --           --         --            --
-------------------------------------------------------------------------------------------------------------------------------
1981                  8.75               --       $  .610                  9.37    -12.5%       + 6.2%     - 6.3%        - 8.8%
-------------------------------------------------------------------------------------------------------------------------------
1982                  7.92               --         1.120                  9.74    - 9.5        +13.5      + 4.0         + 1.7
-------------------------------------------------------------------------------------------------------------------------------
1983                  9.21               --         1.110                 12.87    +16.3        +15.8      +32.1         +39.6
-------------------------------------------------------------------------------------------------------------------------------
1984                  9.20               --         1.070                 14.43    - 0.1        +12.3      +12.2         +12.0
-------------------------------------------------------------------------------------------------------------------------------
1985                  9.25               --         1.080                 16.39    + 0.5        +13.0      +13.5         +15.4
-------------------------------------------------------------------------------------------------------------------------------
1986                  9.92               --         1.040                 19.59    + 7.2        +12.4      +19.6         +22.6
-------------------------------------------------------------------------------------------------------------------------------
1987                 10.10            $.006          .965                 21.98    + 1.9        +10.3      +12.2         +13.6
-------------------------------------------------------------------------------------------------------------------------------
1988                  9.69               --          .889                 23.15    - 4.1        + 9.4      + 5.3         + 6.8
-------------------------------------------------------------------------------------------------------------------------------
1989                  9.34               --          .882                 24.49    - 3.6        + 9.4      + 5.8         + 6.6
-------------------------------------------------------------------------------------------------------------------------------
1990                  9.54               --          .878                 27.42    + 2.1        + 9.9      +12.0         +12.9
-------------------------------------------------------------------------------------------------------------------------------
1991                  9.85               --          .855                 30.95    + 3.2        + 9.7      +12.9         +13.2
-------------------------------------------------------------------------------------------------------------------------------
1992                 10.25               --          .831                 34.97    + 4.1        + 8.9      +13.0         +12.9
-------------------------------------------------------------------------------------------------------------------------------
1993                 10.50               --          .778                 38.61    + 2.4        + 8.0      +10.4         +10.1
-------------------------------------------------------------------------------------------------------------------------------
1994                 10.39               --          .641                 40.61    - 1.0        + 6.2      + 5.2         + 6.1
-------------------------------------------------------------------------------------------------------------------------------
1995                  9.71             .007          .693                 40.76    - 6.5        + 6.9      + 0.4         - 0.3
-------------------------------------------------------------------------------------------------------------------------------
1996                 10.45               --          .734                 47.13    + 7.6        + 8.0      +15.6         +15.5
-------------------------------------------------------------------------------------------------------------------------------
1996 (7/31)          10.03               --          .361                 46.88    - 4.0        + 3.5      - 0.5         + 0.1
-------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                                  +368.8%       +415.5%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                                +10.1%        +10.7%
-------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM FEDERAL PORTFOLIO (BEGAN OPERATIONS DECEMBER 31, 1987)
----------------------------------------------------------------------------------------------------------------------------------
PERIOD                                    PER SHARE DATA                             TOTAL INVESTMENT RETURN
----------------------------------------------------------------------------------------------------------------------------------
                                                                              Short-Term Federal Portfolio
                                                          Value with Income -------------------------------     Lehman Mutual Fund
January 31       Net Asset   Capital Gains       Income Dividends & Capital Capital      Income      Total  Short-Term U.S. Gov't.
Fiscal Year          Value   Distributions    Dividends    Gains Reinvested  Return      Return     Return      Index Total Return
----------------------------------------------------------------------------------------------------------------------------------
INITIAL  (12/87)    $10.00              --           --              $10.00      --          --         --                     --
----------------------------------------------------------------------------------------------------------------------------------
1988                 10.05              --        $.050               10.10    +0.5%       +0.5%     + 1.0%                +  1.9%
----------------------------------------------------------------------------------------------------------------------------------
1989                  9.78              --         .816               10.67    -2.7        +8.4      + 5.7                 +  5.0
----------------------------------------------------------------------------------------------------------------------------------
1990                  9.89              --         .842               11.75    +1.1        +9.0      +10.1                 + 10.5
----------------------------------------------------------------------------------------------------------------------------------
1991                 10.08              --         .801               12.98    +1.9        +8.6      +10.5                 + 11.1
----------------------------------------------------------------------------------------------------------------------------------
1992                 10.31           $.077         .721               14.35    +3.1        +7.5      +10.6                 + 11.3
----------------------------------------------------------------------------------------------------------------------------------
1993                 10.38            .162         .609               15.57    +2.3        +6.2      + 8.5                 +  8.9
----------------------------------------------------------------------------------------------------------------------------------
1994                 10.38            .110         .521               16.54    +1.1        +5.1      + 6.2                 +  6.1
----------------------------------------------------------------------------------------------------------------------------------
1995                  9.79            .010         .550               16.51    -5.6        +5.4      - 0.2                 -  0.1
----------------------------------------------------------------------------------------------------------------------------------
1996                 10.28              --         .601               18.39    +5.0        +6.4      +11.4                 + 12.0
----------------------------------------------------------------------------------------------------------------------------------
1996 (7/31)          10.03              --         .304               18.50    -2.4        +2.9      + 0.5                 +  0.2
----------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                             +85.0%                + 89.5%
----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                           +7.4%                  +7.7%
----------------------------------------------------------------------------------------------------------------------------------

LONG-TERM CORPORATE PORTFOLIO (BEGAN OPERATIONS JULY 9, 1973)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD                                    PER SHARE DATA                                  TOTAL  INVESTMENT RETURN
--------------------------------------------------------------------------------------------------------------------------------

                                                                             Long-Term Corporate Portfolio     Lehman Long-Term
                                                          Value with Income  ------------------------------        Corporate AA
January 31       Net Asset   Capital Gains       Income Dividends & Capital   Capital     Income     Total       or Better Bond
Fiscal Year          Value   Distributions    Dividends    Gains Reinvested    Return     Return    Return   Index Total Return
--------------------------------------------------------------------------------------------------------------------------------
INITIAL  (7/73)     $10.00              --           --              $10.00      --         --        --                   --
--------------------------------------------------------------------------------------------------------------------------------
1974                  9.93           $.030        $.380               10.34     - 0.4%     + 3.8%    + 3.4%               + 5.7%
--------------------------------------------------------------------------------------------------------------------------------
1975                  9.20              --         .740               10.39     - 7.4      + 7.8     + 0.4                + 2.1
--------------------------------------------------------------------------------------------------------------------------------
1976                  9.25              --         .730               11.32     + 0.5      + 8.5     + 9.0                +10.3
--------------------------------------------------------------------------------------------------------------------------------
1977                  9.61              --         .740               12.71     + 3.9      + 8.4     +12.3                +13.0
--------------------------------------------------------------------------------------------------------------------------------
1978                  9.36              --         .770               13.42     - 2.6      + 8.1     + 5.5                + 4.2
--------------------------------------------------------------------------------------------------------------------------------
1979                  8.91              --         .790               13.92     - 4.8      + 8.5     + 3.7                + 2.6
--------------------------------------------------------------------------------------------------------------------------------
1980                  7.68              --         .820               13.22     -13.8      + 8.8     - 5.0                -12.0
--------------------------------------------------------------------------------------------------------------------------------
1981                  7.41              --         .880               14.30     - 3.5      +11.7     + 8.2                + 3.0
--------------------------------------------------------------------------------------------------------------------------------
1982                  7.06              --         .930               15.51     - 4.7      +13.2     + 8.5                - 0.8
--------------------------------------------------------------------------------------------------------------------------------
1983                  8.00              --         .960               19.91     +13.3      +15.0     +28.3                +43.4
--------------------------------------------------------------------------------------------------------------------------------
1984                  7.84              --         .950               21.95     - 2.0      +12.3     +10.3                + 9.9
--------------------------------------------------------------------------------------------------------------------------------
1985                  7.84              --         .960               24.90       0.0      +13.4     +13.4                +17.4
--------------------------------------------------------------------------------------------------------------------------------
1986                  8.42              --         .920               29.96     + 7.4      +12.9     +20.3                +25.1
--------------------------------------------------------------------------------------------------------------------------------
1987                  8.77            .123         .846               34.89     + 5.6      +10.9     +16.5                +21.1
--------------------------------------------------------------------------------------------------------------------------------
1988                  8.11              --         .770               35.50     - 7.5      + 9.3     + 1.8                + 3.0
--------------------------------------------------------------------------------------------------------------------------------
1989                  7.91              --         .742               38.03     - 2.5      + 9.6     + 7.1                + 6.6
--------------------------------------------------------------------------------------------------------------------------------
1990                  8.00              --         .732               42.09     + 1.1      + 9.6     +10.7                +11.2
--------------------------------------------------------------------------------------------------------------------------------
1991                  8.02              --         .720               46.22     + 0.3      + 9.5     + 9.8                +11.2
--------------------------------------------------------------------------------------------------------------------------------
1992                  8.63              --         .706               54.12     + 7.6      + 9.5     +17.1                +15.5
--------------------------------------------------------------------------------------------------------------------------------
1993                  9.04            .151         .680               62.27     + 6.6      + 8.5     +15.1                +13.8
--------------------------------------------------------------------------------------------------------------------------------
1994                  9.36            .259         .633               70.88     + 6.5      + 7.3     +13.8                +12.6
--------------------------------------------------------------------------------------------------------------------------------
1995                  8.18            .072         .617               67.26     -11.9      + 6.8     - 5.1                - 5.3
--------------------------------------------------------------------------------------------------------------------------------
1996                  9.43              --         .627               83.15     +15.3      + 8.3     +23.6                +23.9
--------------------------------------------------------------------------------------------------------------------------------
1996 (7/31)           8.61            .075         .306               79.30     - 8.6      + 4.0     - 4.6                - 4.6
--------------------------------------------------------------------------------------------------------------------------------
LIFETIME                                                                                            +693.0%              +713.9%
--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                                                                          + 9.4%               + 9.5%
--------------------------------------------------------------------------------------------------------------------------------

                   REPORT FROM WELLINGTON MANAGEMENT COMPANY


MARKET REVIEW

       When we last wrote to you six months ago, the Federal Reserve had just lowered rates for the third time since July 1995, and investors were anticipating another round of monetary easing in March. Last winter, the Federal Government had shut down temporarily, the winter blizzards had kept people from working, several automobile plants were on strike and interest rates were at their recent lows. Surprisingly, long-term interest rates rose roughly one hundred basis points (1.00%) since that time. The economy emerged from its mid-cycle slowdown a little sooner and somewhat stronger than widely anticipated. Investors feared that the economy was now stronger than the data had originally suggested and that the Fed may have to tighten credit.

       While the prospect for lower short rates has been eliminated, there are strong reasons to suggest a period of stable monetary policy, as opposed to one of prolonged tightening. Consumer spending gains are moderate, as consumers choose to borrow less and as lenders pull back on the margin. Inflation numbers should be benign in the months ahead, giving the Fed an additional reason to keep a steady monetary policy. Fiscal policy is dormant until after the Presidential election in November, thus we do not expect a meaningful decline in long-term rates, nor do we foresee any major upward pressure on rates.

       High-yield and mortgage-backed bonds should perform relatively well in an environment of moderate growth and low inflation where rates are not expected to decline or rise dramatically from current levels. While risk premiums on investment-grade and below-investment-grade corporate bonds have remained narrow as investors have all but forgotten about credit risk, this condition may well persist in the current environment. Investors perceive that liquidity in the capital markets is available for borrowers who may need funds for various purposes.

       In contrast to the narrow risk premiums offered on corporate bonds versus riskless U.S. Treasuries, mortgage-backed securities continue to offer a generous yield premium to reward investors for the interest-rate volatility experienced recently. In the last two and one-half years, long Treasury rates have gyrated between 6% and 8% creating volatile returns for bond portfolios. When volatility is high, mortgage yields generally widen to compensate investors for either prepayment risk or the potential maturity extension of their securities. If rates stay in a tight trading range going forward over the next six months, as we expect, the yield premiums available on mortgages will be generous.

GNMA PORTFOLIO

The sharp rise in interest rates which occurred during the first two fiscal quarters eliminated the threat to the Portfolio's income stream associated with refinancing activity. We are happy to report that the Portfolio did not suffer a significant deterioration in income during the interest rate decline of 1995 and, given the rise in rates during 1996, we expect income to rise modestly over the course of the year. The Portfolio's income is the good news; the bad news is that rising interest rates have pushed the Portfolio's net asset value down. The principal erosion, which was shared by nearly all fixed-income portfolios, was in line with that experienced by short- and intermediate-term bond portfolios, and was significantly less than that experienced by long-maturity bond portfolios. While it is never pleasant to experience declining principal value, we believe that the degree of principal erosion was minor, particularly in light of the Portfolio's high credit quality and healthy income level.

       Although it is never entirely clear which way interest rates will go, it is clear that the GNMA Portfolio continues to offer shareholders a healthy yield premium over intermediate-maturity portfolios of comparable quality. We continue to believe that the yield advantage of GNMAs is attractive and that shareholders will continue to enjoy a competitive income stream and moderate principal volatility.

LONG-TERM CORPORATE PORTFOLIO

The Portfolio's average maturity is approximately 20 years as it pursues its charter as a long-term corporate bond fund. As long rates rose 100 basis points during the year, the Portfolio's net asset value suffered sharply. The Portfolio's duration was reduced slightly over the past six months to mitigate the damage from rising rates. At current levels of rates, with long-term corporate bonds offering a yield premium of 4% over inflation, we expect to capture some of these appetizing yields by extending duration. The Portfolio has maintained its excellent call protection, which means that many of the higher coupon securities purchased at today's generous levels cannot be redeemed by their issuers when rates eventually decline. Thus, the Portfolio's income stream has protection from falling interest rates.

       The major risk to this Portfolio, which was evident in the first six months of 1996 and throughout 1994, is a rise in long-term interest rates. Over 50% of the Portfolio is currently invested (and is intended always to be so) in corporate bonds with an average maturity longer than 15 years. Cash is minimal. The duration of the Portfolio is approximately eight years which implies that the principal value of the bonds could change 8% with a change in interest rates of 1%.

       The second risk inherent in this Portfolio, which is always present, is credit deterioration of the corporate issuers. The Portfolio is well-diversified by issuer and industry. Diversification can soften the blow on the Portfolio of any one issuer declining in credit quality. Over 90% of the value of the Portfolio is invested in issues rated "single A" or better. The Portfolio does not own below-investment-grade corporate bonds, emerging market debt, or foreign bonds denominated in non-U.S. currencies. Treasuries and mortgage-backed securities will not exceed 20%. We will continue to emphasize well-established larger companies with stable operating histories.

HIGH YIELD CORPORATE PORTFOLIO

The below-investment-grade market has had a relatively strong year in 1996 even though interest rates have risen sharply. Below-investment-grade bonds usually outperform higher-quality bonds in an environment where investors are anticipating strong economic growth and when interest rates are rising, and that has been the case in 1996.

       For the full year of 1996 and for 1997, we expect economic growth to be in the 2% to 3% range. Given this backdrop, we have emphasized economically sensitive issues, in particular, paper and steel companies, as we do not anticipate any major problems in the economy that would cause your Portfolio to suffer meaningful deterioration in credit quality.

       As in the Long-Term Corporate Portfolio, another phenomenon for which we must be vigilant is merger and acquisition activity. In the current market environment, high-yield bond investors have viewed the announcement of a take-over of one company by another as a positive event. For instance, when a stronger company is buying a smaller or weaker one for strategic reasons, high-yield bond prices improve on the news. Prices for a high-yield issuer's bonds have declined, however, when a company announces that it is buying back its own stock and is increasing its leverage.

       We exercise in-depth credit research on a company-by-company basis and emphasize diversification in the Portfolio's construction. The Portfolio currently owns over 100 issuers representing a broad range of industries and companies. The Portfolio's holdings continue to be focused on cash-paying issues rated "B" or better. We maintain a modest U.S. Treasury reserve in the event that liquidity is necessary. Our emphasis is on relatively higher-quality, below-investment-grade bonds. During the past six months, this strategy has led to underperformance relative to a broad category of high yield bond funds.

Respectfully,

Paul D. Kaplan, Senior Vice President
Portfolio Manager

Earl E. McEvoy, Senior Vice President
Portfolio Manager

Wellington Management Company

August 10, 1996

                    REPORT FROM VANGUARD FIXED INCOME GROUP


The first six months of the current fiscal year were anything but friendly toward holders of fixed-income securities. At the beginning of the fiscal year (February), fixed-income investors were confronted with three singular economic events that acted to exacerbate already volatile bond markets. First, terrible winter weather hit the Northeast part of the United States, slowing construction and causing many consumers to defer their spending. Second, the Congressional battle over the debt ceiling that prompted a late-1995 government shutdown, which furloughed thousands of "non-essential" government workers early in 1996, was finally approaching a resolution. Third, the economy was facing a painful and potentially protracted strike in the automobile industry. The effect of the combination of these three special circumstances was to disproportionately weaken economic growth in the early weeks of 1996 and simultaneously (and artificially) buoy bond market participants' expectations for continued Federal Reserve easing of monetary policy.

       Unfortunately, the days of bond market optimism proved to be short-lived. The economic "depressants" wore off quickly as the spring months unfolded. Government workers returned to their jobs, funding of government programs resumed, consumption and construction activity recovered, and the auto industry reached a rapid settlement with its unions.

       As a consequence, the pace of economic activity picked up sharply and bond market participants began to worry that the next Federal Reserve initiative would not be toward greater monetary accommodation, but rather toward restrictive monetary policy. Already skittish, institutional bond traders began to fixate on the Bureau of Labor Statistics' monthly news releases of employment data. If the statistics showed stronger growth in jobs than expected, the bond markets would get pummeled. Weaker-than-expected numbers were cause for celebration. Indeed, virtually all of the price volatility that rocked the bond market in the first half of the year occurred during each of the 60-second intervals immediately following the 8:30 a.m. Bureau of Labor Statistics' employment announcements.

       The damage (expressed as yield changes) to the markets was spread fairly evenly among varying bond maturities, one-year securities rose about as much in yield as 30-year bonds, almost a percentage point each. As the table below shows, intermediate-term bond yield increases were somewhat larger. The table displays the beginning and ending yields for Treasury notes and bonds of representative maturities:

----------------------------------------------------------
                             REPRESENTATIVE INTEREST RATES
                          --------------------------------
                          1/31/96     7/31/96       CHANGE
----------------------------------------------------------
THREE-MONTH TREASURY        5.04%       5.30%       +0.26%
ONE-YEAR TREASURY           4.89        5.83        +0.94
TEN-YEAR TREASURY           5.57        6.79        +1.22
THIRTY-YEAR TREASURY        6.02        6.97        +0.95
----------------------------------------------------------

The nine Portfolios of the Vanguard Fixed Income Securities Fund endured the upsurge in interest rates in proportions roughly equivalent to their maturities. The bonds in the longest Portfolios suffered price declines on the order of 10%, more than offsetting six-months' worth of interest income and producing negative total returns for the first time since 1994. Bonds in the intermediate- and short-term Portfolios performed better (price declines of approximately 6% and 3%, respectively), commensurate with their mathematically lower price sensitivities, but there really was no safe place to hide besides money market funds. Details of each Portfolio's income, principal, and total return are given in the Message To Shareholders.

       Looking ahead, it now is beginning to appear that the fears of the economy overheating may be overblown. If so, the markets ought to provide us with a distinctly friendlier environment during the last half of the fiscal year. As of this writing we've gotten off to a good start. Of pivotal importance is future Federal Reserve monetary policy. Federal Reserve Chairman Alan Greenspan and his central bank colleagues often evaluate their options within the context of "N.A.I.R.U.," an acronym that stands for the Non-Accelerating-Inflation Rate of Unemployment. While this phrase seems at first to be economic "technobabble," in reality it refers to a fairly common-sense relationship. Economic growth, obviously, is desirable, but as the proverb goes "one can easily have too much of a good thing." In this case, too much growth (too little unemployment) is believed to lead to upward pressure on labor costs and upward pressure on inflation. The "Fed" would prefer to see the economy follow Horace's "golden mean(1)," and that entails moderation in the pace of expansion in aggregate demand. Too little growth prompts accommodative policy, too much prompts monetary tightening. The Fed's policy preferences are crucial because they are in a position to move short-term interest rates in whatever direction is required to promote moderation. Unfortunately, economists don't know exactly what that equilibrium rate of unemployment is, nor can they know whether this non-inflationary rate of unemployment is stable over time or changes with each business cycle. Economics is as much a dismal art as it is a dismal science.

       Over the last few years, a good deal has been written on how much of a good thing economically we actually can enjoy. Many economists conclude the economy can grow between 2% and 3%, and the unemployment rate can drop to between 5.5% and 6.0% without undue concern. Given where we are today, market participants currently seem to believe the economy is close to its fastest sustainable non-inflationary growth rate. If they're right, the risks of continued poor bond market results will go up whenever signs of vigor appear and will abate when evidence of moderation prevails.

       At the beginning of the fiscal year, we managed your Portfolios so as to provide each with (initially) somewhat less-than-normal participation in the bond market price volatility. That is, average maturities started out the year somewhat lower than they've typically been. Subsequently, as interest rates have risen, we've taken the opportunity to extend maturities back into the middle of their normal ranges. We hope these deliberate course-corrections produce somewhat higher and more durable dividends over time, and that the Portfolios will more fully enjoy any rally in prices that eventually will ensue. Regardless, they will continue to provide shareholders with extremely well-defined and cost-effective "baskets" of bond securities, each of which represents a consistent profile of risk and potential return.

Sincerely,

Ian A. MacKinnon, Senior Vice President

Robert F. Auwaerter, Principal

John W. Hollyer, Principal

Vanguard Fixed Income Group

August 10, 1996




------------------------------
(1) * "Whoever cultivates the golden mean avoids both the poverty of a hovel and the envy of a palace."

                               PORTFOLIO SUMMARY


                                    Total      SEC 30-Day       Average                                   Percent of
Vanguard                              Net      Annualized      Weighted                       Quality          Total
Portfolio                          Assets           Yield      Maturity                       Ratings    Investments
--------------------------------------------------------------------------------------------------------------------
LONG-TERM U.S. TREASURY   $   911,503,000           7.01%    21.7 years                           Aaa            98%
 PORTFOLIO                                                                 Temporary Cash Investments             2
                                                                                                                ---
Average Quality: Aaa                                                                                            100
--------------------------------------------------------------------------------------------------------------------
LONG-TERM CORPORATE       $ 3,289,871,000           7.48%    19.9 years                           Aaa            22%
PORTFOLIO                                                                               Aa1, Aa2, Aa3            19
Average Quality: Aa3                                                                       A1, A2, A3            49
                                                                                     Baa1, Baa2, Baa3             8
                                                                           Temporary Cash Investments             2
                                                                                                                ---
                                                                                                                100
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE      $ 3,174,326,000           9.44%     8.3 years                           Aaa             6%
PORTFOLIO                                                                            Baa1, Baa2, Baa3             1
Average Quality: Ba2                                                                    Ba1, Ba2, Ba3            36
                                                                                           B1, B2, B3            54
                                                                           Temporary Cash Investments             3
                                                                                                                ---
                                                                                                                100
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM         $   510,920,000           7.18%     7.2 years                           Aaa            11%
CORPORATE PORTFOLIO                                                                     Aa1, Aa2, Aa3            14
Average Quality: A2                                                                        A1, A2, A3            44
                                                                                     Baa1, Baa2, Baa3            28
                                                                           Temporary Cash Investments             3
                                                                                                                ---
                                                                                                                100
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM         $ 1,219,213,000           6.70%     7.6 years                           Aaa            97%
U.S. TREASURY PORTFOLIO                                                    Temporary Cash Investments             3
                                                                                                                ---
Average Quality: Aaa                                                                                            100
--------------------------------------------------------------------------------------------------------------------
GNMA PORTFOLIO            $ 7,037,529,000           7.09%     8.2 years                           Aaa            98%
Average Quality: Aaa                                                       Temporary Cash Investments             2
                                                                                                                ---
                                                                                                                100
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM FEDERAL        $ 1,333,732,000           6.13%     2.5 years                           Aaa            96%
PORTFOLIO                                                                  Temporary Cash Investments             4
                                                                                                                ---
Average Quality: Aaa                                                                                            100
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM U.S.           $   964,590,000           6.23%     2.5 years                           Aaa            97%
TREASURY PORTFOLIO                                                         Temporary Cash Investments             3
                                                                                                                ---
Average Quality: Aaa                                                                                            100
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE      $ 4,028,088,000           6.42%     2.6 years                           Aaa            28%
PORTFOLIO                                                                               Aa1, Aa2, Aa3            11
Average Quality: Aa3                                                                       A1, A2, A3            40
                                                                                     Baa1, Baa2, Baa3            20%
                                                                           Temporary Cash Investments             1
                                                                                                                ---
                                                                                                                100
--------------------------------------------------------------------------------------------------------------------
Total Fund Assets         $22,469,772,000
--------------------------------------------------------------------------------------------------------------------

A VANGUARD GLOSSARY--QUALITY RATINGS
Aaa Judged to be the best quality, carrying the smallest degree of investment risk. U.S. Government and Agency Securities are considered to have Aaa ratings.
Aa     Judged to be of high quality by all standards.
A Possess many favorable investment attributes and are to be considered as higher medium-grade obligations.
Baa Considered to be medium-grade obligations, neither highly protected nor poorly secured.
Ba Judged to have speculative elements; their future cannot be considered as well-assured.
B      Generally lacks characteristics of the desirable investment.
Caa    Poor standing; may be in default.
N.R.   Not Rated.
Note: Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic ating category.

                            STATEMENT OF NET ASSETS

                                                FINANCIAL STATEMENTS (unaudited)
                                                                   July 31, 1996

                                                           Face           Market
                                                         Amount            Value
GNMA PORTFOLIO                                            (000)           (000)+
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION OBLIGATIONS (98.2%)
--------------------------------------------------------------------------------
   6.50%, 7/15/08-5/15/26                           $   934,606      $   873,786
   7.00%, 4/15/07-3/15/26                             1,661,810        1,603,686
   7.50%, 12/15/01-7/15/26                            1,948,357        1,925,814
   8.00%, 1/15/02-7/15/26                             1,164,047        1,179,412
   8.25%, 8/15/04-7/15/08                                 6,716            6,884
   8.50%, 1/20/05-5/15/26                               635,531          655,660
   9.00%, 9/15/01-2/15/23                               398,123          421,129
   9.25%, 5/15/16-6/15/18                                 2,973            3,154
   9.50%, 12/15/00-7/15/22                              209,902          225,436
   10.00%, 7/20/14-8/20/18                                4,186            4,520
   11.00%, 2/15/10-2/20/16                                1,394            1,532
   11.25%, 6/15/13-2/20/16                                  736              813
   11.50%, 6/15/10-11/20/15                               1,454            1,614
   12.00%, 10/15/10-1/20/16                               2,681            3,002
   12.50%, 11/20/13-7/20/15                               1,411            1,591
   12.75%, 6/15/14-12/15/14                                 198              224
   13.00%, 1/15/11-1/20/15                                1,090            1,234
   13.25%, 8/15/14-10/15/24                                 133              152
   13.50%, 5/15/10-12/15/14                                 391              449
   13.75%, 9/10/14                                            9               11
   14.00%, 6/15/11-9/15/12                                  269              311
   15.00%, 9/15/11-5/15/12                                  163              190
--------------------------------------------------------------------------------
TOTAL GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION OBLIGATIONS
   (Cost $6,949,463)                                                   6,910,604
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.5%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S.
   Government Obligations in
   a Pooled Cash Account
   5.62%, 8/1/96
   (Cost $173,218)                                      173,218          173,218
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.7%)
 (Cost $7,122,681)                                                     7,083,822
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.7%)
---------------------------------------------------------------------------------
 Other Assets--Note C                                                     56,560
 Liabilities                                                            (102,853)
                                                                        ---------
                                                                         (46,293)
---------------------------------------------------------------------------------
NET ASSETS (100%)
---------------------------------------------------------------------------------
 Applicable to 701,588,198 outstanding
  $.001 par value shares
  (authorized 1,100,000,000 shares)                                   $7,037,529
---------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                 $10.03
=================================================================================

+See Note A to Financial Statements.


--------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------
                                                 AMOUNT        PER
                                                  (000)      SHARE
                                             ----------     ------
 PAID IN CAPITAL                             $7,072,130     $10.08
 UNDISTRIBUTED NET
  INVESTMENT INCOME                                  --         --
 ACCUMULATED NET
  REALIZED GAINS                                  4,258        .01
 UNREALIZED DEPRECIATION OF
  INVESTMENTS--NOTE F                          (38,859)      (.06)
--------------------------------------------------------------------
 NET ASSETS                                  $7,037,529     $10.03
--------------------------------------------------------------------

                                                       STATEMENT OF OPERATIONS


                                                              LONG-TERM             LONG-TERM           HIGH YIELD
                                                          U.S. TREASURY             CORPORATE            CORPORATE
                                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended      Six Months Ended     Six Months Ended
                                                          July 31, 1996         July 31, 1996        July 31, 1996
                                                                  (000)                 (000)                (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . .        $ 30,374             $ 119,287             $140,789
-------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . .          30,374               119,287              140,789
-------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . .              62                   472                  661
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . .             919                 3,773                3,559
         Marketing and Distribution . . . . . . . . . .             116                   347                  311
      Taxes (other than income taxes) . . . . . . . . .              33                   125                  117
      Custodian Fees  . . . . . . . . . . . . . . . . .              10                    36                   26
      Legal Fees  . . . . . . . . . . . . . . . . . . .              --                    25                    3
      Auditing Fees . . . . . . . . . . . . . . . . . .               3                     4                    4
      Shareholders' Reports . . . . . . . . . . . . . .              34                    99                   92
      Annual Meeting and Proxy Costs  . . . . . . . . .               6                    15                   15
      Directors' Fees and Expenses  . . . . . . . . . .               1                     5                    5
-------------------------------------------------------------------------------------------------------------------
         Total Expenses . . . . . . . . . . . . . . . .           1,184                 4,901                4,793
-------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . .          29,190               114,386              135,996
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . .          (4,437)               28,022               14,481
      Futures Contracts . . . . . . . . . . . . . . . .              --                    --                   --
-------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . .          (4,437)               28,022               14,481
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . .         (88,687)             (302,995)            (136,068)
      Futures Contracts . . . . . . . . . . . . . . . .              --                    --                   --
-------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . . .         (88,687)             (302,995)            (136,068)
-------------------------------------------------------------------------------------------------------------------
                 Net Increase (Decrease) in Net Assets
                    Resulting from Operations . . . . .        $(63,934)            $(160,587)            $ 14,409
===================================================================================================================

The Statements of Net Assets of the Long-Term U.S. Treasury, Long-Term Corporate, High Yield Corporate, Intermediate-Term Corporate, Intermediate-Term U.S. Treasury, Short-Term Federal, Short-Term U.S. Treasury, and Short-Term Corporate Portfolios, integral parts of the financial statements for each such Portfolio, are included as an insert to this Report.

                                                                            INTERMEDIATE-TERM     INTERMEDIATE-TERM
                                                                   GNMA             CORPORATE         U.S. TREASURY
                                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended      Six Months Ended      Six Months Ended
                                                          July 31, 1996         July 31, 1996         July 31, 1996
                                                                  (000)                 (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . .        $258,775              $ 15,943             $ 39,398
-------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . .         258,775                15,943               39,398
-------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . .             490                    28                   84
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . .           7,755                   501                1,296
         Marketing and Distribution . . . . . . . . . .             701                    64                  158
      Taxes (other than income taxes) . . . . . . . . .             265                    17                   46
      Custodian Fees  . . . . . . . . . . . . . . . . .             410                     7                    7
      Legal Fees  . . . . . . . . . . . . . . . . . . .              --                    --                   --
      Auditing Fees . . . . . . . . . . . . . . . . . .               6                     3                    3
      Shareholders' Reports . . . . . . . . . . . . . .             233                     8                   43
      Annual Meeting and Proxy Costs  . . . . . . . . .              36                     2                    7
      Directors' Fees and Expenses  . . . . . . . . . .              12                     1                    2
-------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . . .           9,908                   631                1,646
-------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . .         248,867                15,312               37,752
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . .           7,731                (1,073)                (587)
      Futures Contracts . . . . . . . . . . . . . . . .              --                    64                   76
-------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . .           7,731                (1,009)                (511)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . .        (292,441)              (27,421)             (79,863)
      Futures Contracts . . . . . . . . . . . . . . . .              --                    --                   --
-------------------------------------------------------------------------------------------------------------------
              Change in Unrealized
                 Appreciation (Depreciation)  . . . . .        (292,441)              (27,421)             (79,863)
-------------------------------------------------------------------------------------------------------------------
              Net Increase (Decrease) in Net Assets
                 Resulting from Operations  . . . . . .        $(35,843)             $(13,118)            $(42,622)
===================================================================================================================

                                                             SHORT-TERM            SHORT-TERM            SHORT-TERM
                                                                FEDERAL         U.S. TREASURY             CORPORATE
                                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       Six Months Ended      Six Months Ended      Six Months Ended
                                                          July 31, 1996         July 31, 1996         July 31, 1996
                                                                  (000)                 (000)                 (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME
      Interest  . . . . . . . . . . . . . . . . . . . .         $42,642               $27,929             $125,625
-------------------------------------------------------------------------------------------------------------------
              Total Income  . . . . . . . . . . . . . .          42,642                27,929              125,625
-------------------------------------------------------------------------------------------------------------------
   EXPENSES
      Investment Advisory Fees--Note B  . . . . . . . .              97                    61                  265
      The Vanguard Group--Note C
         Management and Administrative  . . . . . . . .           1,406                   983                4,186
         Marketing and Distribution . . . . . . . . . .             184                   138                  544
      Taxes (other than income taxes) . . . . . . . . .              51                    35                  148
      Custodian Fees  . . . . . . . . . . . . . . . . .              14                     6                   37
      Legal Fees      . . . . . . . . . . . . . . . . .              --                    --                   --
      Auditing Fees   . . . . . . . . . . . . . . . . .               3                     3                    4
      Shareholders' Reports . . . . . . . . . . . . . .              60                    26                  110
      Annual Meeting and Proxy Costs  . . . . . . . . .               9                     4                   16
      Directors' Fees and Expenses  . . . . . . . . . .               2                     1                    6
-------------------------------------------------------------------------------------------------------------------
              Total Expenses  . . . . . . . . . . . . .           1,826                 1,257                5,316
-------------------------------------------------------------------------------------------------------------------
                 Net Investment Income  . . . . . . . .          40,816                26,672              120,309
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
      Investment Securities Sold  . . . . . . . . . . .            (559)                5,763                 (490)
      Futures Contracts . . . . . . . . . . . . . . . .              --                    --                   --
-------------------------------------------------------------------------------------------------------------------
                 Realized Net Gain (Loss) . . . . . . .            (559)                5,763                 (490)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
      Investment Securities . . . . . . . . . . . . . .         (33,492)              (30,828)            (100,602)
      Futures Contracts . . . . . . . . . . . . . . . .              --                    --                   --
-------------------------------------------------------------------------------------------------------------------
                 Change in Unrealized
                    Appreciation (Depreciation) . . . .         (33,492)              (30,828)            (100,602)
-------------------------------------------------------------------------------------------------------------------
                 Net Increase (Decrease) in Net Assets
                    Resulting from Operations . . . . .         $ 6,765               $ 1,607             $ 19,217
===================================================================================================================

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                       LONG-TERM                          LONG-TERM
                                                         U.S. TREASURY PORTFOLIO                CORPORATE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS      Year Ended        SIX MONTHS       Year Ended
                                                           ENDED     January 31,             ENDED      January 31,
                                                   JULY 31, 1996            1996     JULY 31, 1996             1996
                                                           (000)           (000)             (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                $ 29,190        $ 52,488        $  114,386      $  212,653
   Realized Net Gain (Loss) . . . . . . . . . . .         (4,437)         20,938            28,022          46,604
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .        (88,687)        114,653          (302,995)        376,449
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations  . . . . .        (63,934)        188,079          (160,587)        635,706
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . .        (29,190)        (52,488)         (114,386)       (212,653)
   Realized Net Gain  . . . . . . . . . . . . . .         (1,179)        (18,723)          (27,705)             --
-------------------------------------------------------------------------------------------------------------------
           Total Distributions  . . . . . . . . .        (30,369)        (71,211)         (142,091)       (212,653)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
      Issued  . . . . . . . . . . . . . . . . . .        215,077         424,319           448,370         755,503
      Issued in Lieu of Cash Distributions  . . .         23,759          56,537           117,238         170,653
      Redeemed  . . . . . . . . . . . . . . . . .       (148,793)       (353,407)         (349,148)       (580,447)
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) from
             Capital Share Transactions   . . . .         90,043         127,449           216,460         345,709
-------------------------------------------------------------------------------------------------------------------
           Total Increase (Decrease)  . . . . . .         (4,260)        244,317           (86,218)        768,762
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .        915,763         671,446         3,376,089       2,607,327
-------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .       $911,503        $915,763        $3,289,871      $3,376,089
===================================================================================================================
   (1)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         21,957          41,863            50,856          85,001
         Issued in Lieu of Cash Distributions . .          2,436           5,454            13,427          19,078
         Redeemed . . . . . . . . . . . . . . . .        (15,165)        (34,704)          (39,946)        (64,930)
-------------------------------------------------------------------------------------------------------------------
                                                           9,228          12,613            24,337          39,149
-------------------------------------------------------------------------------------------------------------------

                                                                      HIGH YIELD                               GNMA
                                                             CORPORATE PORTFOLIO                          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS      Year Ended        SIX MONTHS       Year Ended
                                                           ENDED     January 31,             ENDED      January 31,
                                                   JULY 31, 1996            1996     JULY 31, 1996             1996
                                                           (000)           (000)             (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                              $  135,996      $  228,831        $  248,867       $  463,022
   Realized Net Gain (Loss)                               14,481          21,161             7,731            6,713
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .       (136,068)        194,421          (292,441)         454,491
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations  . . . . .         14,409         444,413           (35,843)         924,226
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . .       (135,996)       (228,831)         (248,867)        (463,022)
   Realized Net Gain  . . . . . . . . . . . . . .             --              --                --              --
-------------------------------------------------------------------------------------------------------------------
           Total Distributions  . . . . . . . . .       (135,996)       (228,831)         (248,867)        (463,022)
-------------------------------------------------------------------------------------------------------------------
 CAPITAL SHARE TRANSACTIONS (1)
   Issued . . . . . . . . . . . . . . . . . . . .        532,839         857,541           788,017        1,289,384
   Issued in Lieu of Cash Distributions . . . . .         94,433         160,148           189,944          353,323
   Redeemed . . . . . . . . . . . . . . . . . . .       (337,938)       (388,992)         (653,862)        (956,606)
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) from
               Capital Share Transactions . . . .        289,334         628,697           324,099          686,101
-------------------------------------------------------------------------------------------------------------------
           Total Increase (Decrease)  . . . . . .        167,747         844,279            39,389        1,147,305
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .      3,006,579       2,162,300         6,998,140        5,850,835
-------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .     $3,174,326      $3,006,579        $7,037,529       $6,998,140
===================================================================================================================
   (1)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         69,397         112,052            77,646          126,652
         Issued in Lieu of Cash Distributions . .         12,335          20,855            18,813           34,673
         Redeemed . . . . . . . . . . . . . . . .        (44,163)        (50,868)          (64,662)         (94,085)
-------------------------------------------------------------------------------------------------------------------
                                                          37,569          82,039            31,797           67,240
-------------------------------------------------------------------------------------------------------------------

                                                               INTERMEDIATE-TERM                  INTERMEDIATE-TERM
                                                             CORPORATE PORTFOLIO            U.S. TREASURY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS      Year Ended        SIX MONTHS       Year Ended
                                                           ENDED     January 31,             ENDED      January 31,
                                                   JULY 31, 1996            1996     JULY 31, 1996             1996
                                                           (000)           (000)             (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                                $ 15,312       $  18,139       $    37,752    $     68,116
   Realized Net Gain (Loss) . . . . . . . . . . .         (1,009)          4,200              (511)         14,242
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .        (27,421)         24,499           (79,863)        100,191
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations  . . . . .        (13,118)         46,838           (42,622)        182,549
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . .        (15,312)        (18,139)          (37,752)        (68,116)
   Realized Net Gain  . . . . . . . . . . . . . .           (930)              --                --              --
-------------------------------------------------------------------------------------------------------------------
           Total Distributions  . . . . . . . . .        (16,242)        (18,139)          (37,752)        (68,116)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
   Issued . . . . . . . . . . . . . . . . . . . .        171,410         293,732           247,404         519,871
   Issued in Lieu of Cash Distributions . . . . .         13,332          14,306            28,140          51,396
   Redeemed     . . . . . . . . . . . . . . . . .        (68,399)        (75,601)         (202,317)       (307,504)
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) from
             Capital Share Transactions   . . . .        116,343         232,437            73,227         263,763
-------------------------------------------------------------------------------------------------------------------
           Total Increase (Decrease)  . . . . . .         86,983         261,136            (7,147)        378,196
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .        423,937         162,801         1,226,360         848,164
-------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .       $510,920        $423,937        $1,219,213      $1,226,360
===================================================================================================================
   (1)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . .         17,670          30,043            23,674          50,081
         Issued in Lieu of Cash Distributions . .          1,386           1,458             2,729           4,907
         Redeemed . . . . . . . . . . . . . . . .         (7,109)         (7,765)          (19,551)        (29,390)
-------------------------------------------------------------------------------------------------------------------
                                                          11,947          23,736             6,852          25,598
-------------------------------------------------------------------------------------------------------------------


                                                                      SHORT-TERM                         SHORT-TERM
                                                               FEDERAL PORTFOLIO            U.S. TREASURY PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS      Year Ended        SIX MONTHS       Year Ended
                                                           ENDED     January 31,             ENDED      January 31,
                                                   JULY 31, 1996            1996     JULY 31, 1996             1996
                                                           (000)           (000)             (000)            (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                              $   40,816      $   87,785          $ 26,672        $ 52,172
   Realized Net Gain (Loss) . . . . . . . . . . .           (559)          8,092             5,763           3,842
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . .        (33,492)         65,368           (30,828)         34,257
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations  . . . . .          6,765         161,245             1,607          90,271
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . .        (40,816)        (87,785)          (26,672)        (52,172)
   Realized Net Gain  . . . . . . . . . . . . . .              --              --                --              --
-------------------------------------------------------------------------------------------------------------------
           Total Distributions  . . . . . . . . .        (40,816)        (87,785)          (26,672)        (52,172)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
   Issued . . . . . . . . . . . . . . . . . . . .        212,852         361,203           215,299         452,796
   Issued in Lieu of Cash Distributions . . . . .         34,367          75,104            23,986          46,819
   Redeemed . . . . . . . . . . . . . . . . . . .       (281,172)       (582,196)         (168,834)       (372,829)
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) from
             Capital Share Transactions   . . . .        (33,953)       (145,889)           70,451         126,786
-------------------------------------------------------------------------------------------------------------------
           Total Increase (Decrease)  . . . . . .        (68,004)        (72,429)           45,386         164,885
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . .      1,401,736       1,474,165           919,204         754,319
-------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . .     $1,333,732      $1,401,736          $964,590        $919,204
===================================================================================================================
   (1)Shares Issued and Redeemed
      Issued  . . . . . . . . . . . . . . . . . .         21,078          35,818            21,216          44,543
      Issued in Lieu of Cash Distributions  . . .          3,411           7,436             2,369           4,595
      Redeemed  . . . . . . . . . . . . . . . . .        (27,845)        (57,585)          (16,645)        (36,661)
-------------------------------------------------------------------------------------------------------------------
                                                          (3,356)        (14,331)            6,940          12,477
-------------------------------------------------------------------------------------------------------------------

                                                                                                         SHORT-TERM
                                                                                                CORPORATE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                      SIX MONTHS         Year Ended
                                                                                           ENDED        January 31,
                                                                                   JULY 31, 1996               1996
                                                                                           (000)              (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . .           $  120,309        $  211,583
   Realized Net Gain (Loss) . . . . . . . . . . . . . . . . . . . . . . . .                 (490)           14,027
   Change in Unrealized
      Appreciation (Depreciation) . . . . . . . . . . . . . . . . . . . . .             (100,602)          152,638
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) in Net Assets
             Resulting from Operations  . . . . . . . . . . . . . . . . . .               19,217           378,248
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income  . . . . . . . . . . . . . . . . . . . . . . . . .             (120,309)         (211,583)
   Realized Net Gain  . . . . . . . . . . . . . . . . . . . . . . . . . . .                   --                --
-------------------------------------------------------------------------------------------------------------------
           Total Distributions  . . . . . . . . . . . . . . . . . . . . . .             (120,309)         (211,583)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1)
   Issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              781,598         1,654,390
   Issued in Lieu of Cash Distributions . . . . . . . . . . . . . . . . . .              102,922           178,724
   Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (628,353)       (1,050,814)
-------------------------------------------------------------------------------------------------------------------
           Net Increase (Decrease) from
             Capital Share Transactions   . . . . . . . . . . . . . . . . .              256,167           782,300
-------------------------------------------------------------------------------------------------------------------
           Total Increase (Decrease)  . . . . . . . . . . . . . . . . . . .              155,075           948,965
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . .            3,873,013         2,924,048
-------------------------------------------------------------------------------------------------------------------
   End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $4,028,088        $3,873,013
===================================================================================================================
   (1)   Shares Issued and Redeemed
         Issued . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               72,773           154,147
         Issued in Lieu of Cash Distributions . . . . . . . . . . . . . . .                9,614            16,618
         Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (58,581)          (97,915)
-------------------------------------------------------------------------------------------------------------------
                                                                                          23,806            72,850
-------------------------------------------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


                                                                 LONG-TERM U.S. TREASURY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended January 31,
                                                SIX MONTHS ENDED   ---------------------------------------------------
For a Share Outstanding Throughout Each Period     JULY 31, 1996      1996       1995      1994       1993       1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.73    $ 9.23     $10.75    $10.04     $10.14     $ 9.74
                                                          ------    ------     ------    ------     ------     ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .           .326      .669       .665      .685       .733       .763
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .         (1.077)    1.725     (1.401)     .886       .600       .400
                                                          ------    ------     ------    ------     ------     ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .          (.751)    2.394      (.736)    1.571      1.333      1.163
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .          (.326)    (.669)     (.665)    (.685)     (.733)     (.763)
   Distributions from Realized Capital Gains  . .          (.013)    (.225)     (.119)    (.176)     (.700)         --
                                                          ------    ------     ------    ------     ------     ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .          (.339)    (.894)     (.784)    (.861)    (1.433)     (.763)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .         $ 9.64    $10.73     $ 9.23    $10.75     $10.04     $10.14
======================================================================================================================
 TOTAL RETURN   . . . . . . . . . . . . . . . .           -6.98%   +26.72%     -6.68%   +16.09%    +14.12%    +12.44%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .          $912       $916       $671      $829       $874       $833
Ratio of Total Expenses to Average Net Assets . .         .27%*       .27%       .28%      .26%       .27%       .26%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .        6.68%*      6.57%      7.02%     6.44%      7.26%      7.72%
Portfolio Turnover Rate . . . . . . . . . . . . .          36%*       105%        85%        7%       170%        89%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

                                                                  LONG-TERM CORPORATE PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended January 31,
                                                SIX MONTHS ENDED     ------------------------------------------------
For a Share Outstanding Throughout Each Period     JULY 31, 1996      1996       1995      1994      1993        1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $9.43     $8.18      $9.36     $9.04     $8.63       $8.02
                                                          ------    ------     ------    ------     ------     ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .           .306      .627       .617      .632      .680        .706
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .          (.745)    1.250     (1.108)     .579      .561        .610
                                                          ------    ------     ------    ------     ------     ------
       TOTAL FROM INVESTMENT OPERATIONS   . . . .          (.439)    1.877      (.491)    1.211     1.241       1.316
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .          (.306)    (.627)     (.617)    (.632)    (.680)      (.706)
   Distributions from Realized Capital Gains  . .          (.075)        --     (.072)    (.259)    (.151)          --
                                                          ------    ------     ------    ------     ------     ------
       TOTAL DISTRIBUTIONS    . . . . . . . . . .          (.381)    (.627)     (.689)    (.891)    (.831)      (.706)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .          $8.61     $9.43      $8.18     $9.36     $9.04       $8.63
======================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .         -4.64%   +23.64%     -5.12%   +13.83%   +15.06%     +17.09%
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .         $3,290    $3,376     $2,607    $3,166    $2,763     $1,992
Ratio of Total Expenses to Average Net Assets . .          .30%*      .31%       .32%      .30%      .31%        .31%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .         7.00%*     7.03%      7.37%     6.71%     7.68%       8.46%
Portfolio Turnover Rate . . . . . . . . . . . . .           27%*       49%        43%       77%       50%         72%
----------------------------------------------------------------------------------------------------------------------

*Annualized.

                                                                 HIGH YIELD CORPORATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended January 31,
                                             SIX MONTHS ENDED  -----------------------------------------------------
For a Share Outstanding Throughout Each Period  JULY 31, 1996       1996       1995      1994       1993       1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .       $7.89      $7.24      $8.14     $7.56      $7.27     $6.19
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .341       .678       .679      .695       .727      .770
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .       (.300)      .650      (.900)      .580      .290     1.080
                                                        ------     -----      ------     -----     -----     -----
         TOTAL FROM INVESTMENT OPERATIONS   . . .        .041      1.328      (.221)     1.275     1.017     1.850
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .       (.341)    (.678)      (.679)     (.695)    (.727)    (.770)
   Distributions from Realized Capital Gains  . .          --         --         --        --         --        --
                                                        ------     -----      ------     -----     -----     -----
         TOTAL DISTRIBUTIONS  . . . . . . . . . .       (.341)     (.678)     (.679)     (.695)    (.727)    (.770)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .       $7.59      $7.89      $7.24     $8.14      $7.56     $7.27
====================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .      +0.56%    +19.01%     -2.52%   +17.54%    +14.68%   +31.27%
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .      $3,174     $3,007     $2,162    $2,625     $2,184    $1,593
Ratio of Total Expenses to Average Net Assets . .       .32%*       .34%       .34%      .32%       .34%      .34%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .      8.91%*      8.85%      9.13%     8.81%      9.82%    11.13%
Portfolio Turnover Rate . . . . . . . . . . . . .        22%*        38%        33%       51%        83%       44%
--------------------------------------------------------------------------------------------------------------------

*Annualized.

                                                                      GNMA PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                Year Ended January 31,
                                             SIX MONTHS ENDED    --------------------------------------------------
For a Share Outstanding Throughout Each Period  JULY 31, 1996       1996       1995      1994       1993      1992
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .      $10.45    $  9.71     $10.39    $10.50     $10.25    $ 9.85
                                                       ------    -------     ------    ------     ------    ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .361       .734       .693      .641       .778      .831
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .       (.420)      .740     (.673)     (.110)      .250      .400
                                                       ------    -------     ------    ------     ------    ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .       (.059)     1.474       .020      .531      1.028     1.231
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .       (.361)    (.734)     (.693)     (.641)     (.778)    (.831)
   Distributions from Realized Capital Gains  . .          --         --     (.007)        --         --        --
                                                       ------    -------     ------    ------     ------    ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .       (.361)     (.734)    (.700)     (.641)     (.778)    (.831)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD    . . . . . . . .      $10.03     $10.45    $  9.71    $10.39     $10.50    $10.25
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN    . . . . . . . . . . . . . . . . .      -0.53%    +15.64%     +0.36%    +5.18%    +10.40%   +13.00%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .      $7,038     $6,998     $5,851    $7,043     $7,167    $5,207
Ratio of Total Expenses to Average Net Assets . .       .29%*       .29%       .30%      .28%       .29%      .29%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .      7.16%*      7.22%      7.04%     6.19%      7.38%     8.22%
Portfolio Turnover Rate . . . . . . . . . . . . .        15%*         7%        35%        2%         7%        1%
-------------------------------------------------------------------------------------------------------------------

 *Annualized.

                                                                 INTERMEDIATE-TERM CORPORATE PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                          Year Ended January 31,
                                                    SIX MONTHS ENDED      ----------------------  November 1, 1993-
For a Share Outstanding Throughout Each Period         JULY 31, 1996         1996         1995     January 31, 1994
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .             $10.17      $  9.07       $10.04              $10.00
                                                              ------      -------       ------              ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .               .316         .658         .587                .125
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .              (.620)       1.100        (.970)               .040
                                                              ------      -------       ------              ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .              (.304)       1.758        (.383)               .165
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income   . . . .              (.316)       (.658)       (.587)              (.125)
   Distributions from Realized Capital Gains  . .              (.020)          --           --                  --
-------------------------------------------------------------------------------------------------------------------
                                                              ------      -------       ------              ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .              (.336)       (.658)       (.587)              (.125)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .             $ 9.53       $10.17       $ 9.07              $10.04
===================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .             -2.98%      +19.94%       -3.73%              +1.66%
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .               $511         $424         $163                 $85
Ratio of Total Expenses to Average Net Assets   .              .27%*         .28%         .28%               .25%*
Ratio of Net Investment Income to
   Average Net Assets   . . . . . . . . . . . . .             6.56%*        6.70%        6.46%              5.11%*
Portfolio Turnover Rate   . . . . . . . . . . . .               92%*          78%          97%                 74%
-------------------------------------------------------------------------------------------------------------------

 *Annualized.

                                                          INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                            SIX MONTHS ENDED           Year Ended January 31,      October 28, 1991-
For a Share Outstanding Throughout Each Period JULY 31, 1996      1996      1995      1994     1993 January 31, 1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .    $10.90   $  9.76    $10.82    $10.79    $10.19         $10.00
                                                     ------   -------    ------    ------    ------         ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .      .321      .662      .603      .617      .676           .170
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .    (.680)     1.140   (1.033)      .443      .617           .190
                                                     ------   -------    ------    ------    ------         ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .    (.359)     1.802    (.430)     1.060     1.293           .360
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .    (.321)    (.662)    (.603)    (.617)    (.676)         (.170)
   Distributions from Realized Capital Gains  . .        --        --    (.027)    (.413)    (.017)             --
--------------------------------------------------------------------------------------------------------------------
                                                     ------   -------    ------    ------    ------         ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .     (.321)    (.662)    (.630)   (1.030)    (.693)         (.170)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .    $10.22    $10.90   $  9.76    $10.82    $10.79         $10.19
====================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .     -3.28%   +18.96%    -3.90%   +10.09%   +13.14%         +3.59%
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .    $1,219    $1,226      $848    $1,007      $673           $190
Ratio of Total Expenses to Average Net Assets . .     .27%*      .28%      .28%      .26%      .26%          .26%*
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .    6.21%*     6.34%     6.05%     5.55%     6.44%         6.47%*
Portfolio Turnover Rate . . . . . . . . . . . . .      54%*       56%      128%      118%      123%            32%
--------------------------------------------------------------------------------------------------------------------

 *Annualized.

                                                                 SHORT-TERM FEDERAL PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                  Year Ended January 31,
For a Share Outstanding Throughout Each PerioD  JULY 31, 1996       1996       1995      1994       1993       1992
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period  . . . . . .      $10.28     $ 9.79     $10.38    $10.38     $10.31     $10.08
                                                       ------     ------     ------    ------     ------     ------
Investment Operations
   Net Investment Income  . . . . . . . . . . . .        .304       .601       .550      .522       .609       .720
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .       (.250)      .490      (.580)     .110       .232       .307
                                                       ------     ------     ------    ------     ------     ------
         Total From Investment Operations   . . .        .054      1.091      (.030)     .632       .841      1.027
--------------------------------------------------------------------------------------------------------------------
Distributions
   Dividends from Net Investment Income . . . . .       (.304)     (.601)     (.550)    (.522)     (.609)     (.720)
   Distributions from Realized Capital Gains  . .          --         --      (.010)    (.110)     (.162)     (.077)
                                                       ------     ------     ------    ------     ------     ------
         Total Distributions  . . . . . . . . . .       (.304)     (.601)     (.560)    (.632)     (.771)     (.797)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period  . . . . . . . . .      $10.03     $10.28     $ 9.79    $10.38     $10.38     $10.31
--------------------------------------------------------------------------------------------------------------------
Total Return  . . . . . . . . . . . . . . . . . .      +0.55%    +11.43%     -0.21%    +6.23%     +8.49%    +10.59%
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------
Net Assets, End of Period (Millions)  . . . . . .      $1,334     $1,402     $1,474    $1,936     $1,688     $1,274
Ratio of Total Expenses to Average Net Assets . .       .27%*       .27%       .28%      .26%       .27%       .26%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .      6.06%*      5.93%      5.53%     4.98%      5.88%      6.98%
Portfolio Turnover Rate                                  55%*        74%        57%       49%        70%       111%
--------------------------------------------------------------------------------------------------------------------

*Annualized.


                                                              SHORT-TERM U.S. TREASURY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                      Year Ended January 31,
                                            SIX MONTHS ENDED   ------------------------------------ October 28, 1991-
For a Share Outstanding Throughout Each Period JULY 31, 1996      1996      1995      1994     1993 January 31, 1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .    $10.36   $  9.89    $10.41    $10.41    $10.12         $10.00
                                                     ------   -------    ------    ------    ------         ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .      .291      .625      .532      .486      .528           .140
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .     (.280)     .470     (.500)     .079      .332           .120
                                                     ------   -------    ------    ------    ------         ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .      .011     1.095      .032      .565      .860           .260
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . .       (.291)    (.625)    (.532)    (.486)    (.528)         (.140)
   Distributions from Realized Capital Gains  . .        --        --     (.020)    (.079)    (.042)            --
                                                     ------   -------    ------    ------    ------         ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .     (.291)    (.625)    (.552)    (.565)    (.570)         (.140)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . .      $10.08    $10.36   $  9.89    $10.41    $10.41         $10.12
====================================================================================================================
TOTAL RETURN  . . . . . . . . . . . . . . . . . .    +0.13%   +11.37%    +0.40%    +5.54%    +8.74%         +2.60%
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .      $965      $919      $754      $729      $526           $102
Ratio of Total Expenses to Average Net Assets . .     .27%*      .27%      .28%      .26%      .26%          .26%*
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .    5.75%*     6.14%     5.33%     4.64%     5.12%         5.22%*
Portfolio Turnover Rate . . . . . . . . . . . . .     100%*       93%      126%       86%       71%            40%
--------------------------------------------------------------------------------------------------------------------

*Annualized.

                                                                          SHORT-TERM CORPORATE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
                                                                               Year Ended January 31,
                                             SIX MONTHS ENDED     --------------------------------------------------
For a Share Outstanding Throughout Each Period  JULY 31, 1996       1996       1995      1994       1993       1992
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . .      $10.94     $10.40     $10.94    $10.99     $10.88     $10.50
                                                       ------     ------     ------    ------     ------     ------
INVESTMENT OPERATIONS
   Net Investment Income  . . . . . . . . . . . .        .328       .671       .596      .605       .695       .804
   Net Realized and Unrealized Gain (Loss)
      on Investments  . . . . . . . . . . . . . .       (.280)      .540      (.540)     .049       .275       .380
                                                       ------     ------     ------    ------     ------     ------
         TOTAL FROM INVESTMENT OPERATIONS   . . .        .048      1.211       .056      .654       .970      1.184
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income . . . . .       (.328)     (.671)     (.596)    (.605)     (.695)     (.804)
   Distributions from Realized Capital Gains  . .          --          --        --     (.099)     (.165)        --
--------------------------------------------------------------------------------------------------------------------
                                                       ------     ------     ------    ------     ------     ------
         TOTAL DISTRIBUTIONS  . . . . . . . . . .       (.328)     (.671)     (.596)    (.704)     (.860)     (.804)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . .      $10.66     $10.94     $10.40    $10.94     $10.99     $10.88
====================================================================================================================
TOTAL RETURN    . . . . . . . . . . . . . . . . .      +0.46%    +11.95%     +0.60%    +6.11%     +9.29%    +11.70%
--------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period (Millions)  . . . . . .      $4,028     $3,873     $2,924    $3,573     $2,811     $1,911
Ratio of Total Expenses to Average Net Assets . .       .27%*       .27%       .28%      .26%       .27%       .26%
Ratio of Net Investment Income to
   Average Net Assets . . . . . . . . . . . . . .      6.13%*      6.23%      5.66%     5.48%      6.33%      7.44%
Portfolio Turnover Rate                                  56%*        62%        69%       61%        71%        99%
--------------------------------------------------------------------------------------------------------------------

*Annualized.

                         NOTES TO FINANCIAL STATEMENTS


Vanguard Fixed Income Securities Fund is registered under the Investment Company Act of 1940 as a diversified open-end investment company and consists of the Long-Term U.S. Treasury, Long-Term Corporate, High Yield Corporate, GNMA, Intermediate-Term Corporate, Intermediate-Term U.S. Treasury, Short-Term Federal, Short-Term U.S. Treasury, and Short-Term Corporate Portfolios. Certain investments of the Long-Term Corporate, High Yield Corporate, Intermediate-Term Corporate, and Short-Term Corporate Portfolios are in corporate debt instruments; the issuers' abilities to meet these obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of financial statements.

1. SECURITY VALUATION: Securities are valued utilizing the latest bid prices and on the basis of a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at amortized cost which approximates market value.

2. FEDERAL INCOME TAXES: Each Portfolio of the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Fund, along with other members of The Vanguard Group transfers uninvested cash balances into a Pooled Cash Account, the daily aggregate of which is invested in repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of each repurchase agreement. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

4. FUTURES: The Intermediate-Term U.S. Treasury Portfolio and the Intermediate-Term Corporate Portfolio utilize U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, and minimizing transaction costs. The Portfolios may purchase futures contracts instead of bonds when futures contracts are believed to be priced more attractively than bonds. The Portfolios may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity.

    The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the Portfolios and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Fluctuations in the values of futures contracts are recorded as unrealized appreciation (depreciation) until terminated at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Discounts and premiums on securities purchased are amortized to interest income over the lives of the respective securities. Distributions from net investment income are declared on a daily basis payable on the first business day of the following month. Annual distributions from realized gains, if any, are recorded on the ex-dividend date. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes depending on the timing of realization of gains.

B. Under the terms of a contract expiring April 30, 1998, the Fund pays Wellington Management Company for investment advisory services performed for the Long-Term Corporate, High Yield Corporate, and GNMA Portfolios at a fee calculated at an annual percentage rate of average net assets. For the six months ended July 31, 1996, the investment advisory fees of the Long-Term Corporate, High Yield Corporate, and GNMA Portfolios represent effective annual rates of .03 of 1%, .04 of 1%, and .01 of 1% of average net assets, respectively, after giving effect to fee waivers of $84,000, (an annual rate of
 .01% of 1%), $120,000 (an annual rate of .02 of 1%), and $97,000 (an annual rate of .01 of 1%) respectively for the period February 1, 1996, to April 30, 1996.

The Vanguard Group furnishes investment advisory services to the Intermediate-Term and Short-Term Corporate, Short-Term Federal, and the Long-Term, Intermediate-Term, and Short-Term U.S. Treasury Portfolios on an at-cost basis.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Fund under methods approved by the Board of Directors. At July 31, 1996, the Fund had contributed capital of $2,258,000 to Vanguard (included in Other Assets), representing 11.3% of Vanguard's capitalization. The Fund's directors and officers are also directors and officers of Vanguard.

D. During the six months ended July 31, 1996, purchases and sales of investment securities, other than U.S. Government securities and temporary cash investments, were:

------------------------------------------------------
                                        (000)
Vanguard                       -----------------------
PORTFOLIO                      Purchases         Sales
------------------------------------------------------
LONG-TERM CORPORATE             $389,730      $249,520
HIGH YIELD CORPORATE             632,965       307,703
INTERMEDIATE-TERM CORPORATE      255,265       142,285
SHORT-TERM CORPORATE             813,289       756,941
------------------------------------------------------

Purchases and sales of U.S. Government securities were:

-------------------------------------------------------
                                        (000)
Vanguard                      -------------------------
PORTFOLIO                      Purchases         Sales
-------------------------------------------------------
LONG-TERM U.S. TREASURY       $   254,434      $152,164
LONG-TERM CORPORATE               267,291       178,522
HIGH YIELD CORPORATE               59,780        10,080
GNMA                            1,247,895       497,386
INTERMEDIATE-TERM CORPORATE        75,684        67,619
INTERMEDIATE-TERM U.S. TREASURY   387,457       318,519
SHORT-TERM FEDERAL                366,021       411,459
SHORT-TERM U.S. TREASURY          634,346       437,586
SHORT-TERM CORPORATE              514,178       311,419
-------------------------------------------------------

E. At January 31, 1996, the Portfolios had the following capital losses available to offset future net capital gains:

-------------------------------------------------------
                               Expiration
                             Fiscal Year(s)
VANGUARD                         Ending          Amount
PORTFOLIO                      January 31        (000)
-------------------------------------------------------
HIGH YIELD CORPORATE            1999-2000      $101,666
GNMA                                 2004         3,310
INTERMEDIATE-TERM U.S. TREASURY      2003        28,823
SHORT-TERM FEDERAL              2003-2004        32,267
SHORT-TERM U.S. TREASURY        2003-2004        14,060
SHORT-TERM CORPORATE            2003-2004        31,541
-------------------------------------------------------

F. At July 31, 1996, unrealized appreciation (depreciation) of investment securities for financial reporting and Federal income tax purposes was:

--------------------------------------------------------
                                   (000)
                    ------------------------------------
                                                 Net
                                             Unrealized
Vanguard           Appreciated Depreciated Appreciation
Portfolio           Securities  Securities (Depreciation)
--------------------------------------------------------
LONG-TERM
 U.S. TREASURY        $ 20,423  $  (8,090)    $ 12,333
LONG-TERM CORPORATE     84,946    (82,406)       2,540
HIGH YIELD CORPORATE    42,463    (70,443)     (27,980)
GNMA                   121,265   (160,124)     (38,859)
INTERMEDIATE-TERM
 CORPORATE               3,154    (11,716)      (8,562)
INTERMEDIATE-TERM
 U.S. TREASURY          16,823    (28,117)     (11,294)
SHORT-TERM FEDERAL       8,901     (9,854)        (953)
SHORT-TERM
 U.S. TREASURY           1,629     (7,017)      (5,388)
SHORT-TERM CORPORATE    16,903    (37,331)     (20,428)
--------------------------------------------------------

G. The market values of securities on loan to broker/dealers at July 31, 1996, and collateral received with respect to such loans, were:

--------------------------------------------------------
                                   (000)
                     -----------------------------------
                                    Collateral Received
                       Market       --------------------
                      Value of                   U.S.
Vanguard               Loaned                  Treasury
Portfolio            Securities      Cash     Securities
--------------------------------------------------------
LONG-TERM
 U.S. TREASURY       $  25,434           --     $26,640
HIGH YIELD CORPORATE   104,965      $63,506      45,244
INTERMEDIATE-TERM
 CORPORATE               3,068        3,120          --
INTERMEDIATE-TERM
 U.S. TREASURY         127,452       54,433      76,186
SHORT-TERM
 U.S. FEDERAL            4,676        4,762          --
--------------------------------------------------------

Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                             DIRECTORS AND OFFICERS


JOHN C. BOGLE, Chairman of the Board
Chairman and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President and Chief Executive Officer
President and Director of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus of Rhone-Poulenc Rorer Inc.; Director of Sun Company, Inc.; Director of Westinghouse Electric Corporation.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co., Alco Standard Corp., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corporation.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co. and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Treasurer of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Vice President of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD GROUP OFFICERS

ROBERT A. DISTEFANO           F. WILLIAM MCNABB III
Senior Vice President         Senior Vice President
Information Technology        Institutional

JAMES H. GATELY               RALPH K. PACKARD
Senior Vice President         Senior Vice President
Individual Investor Group     Chief Financial Officer

IAN A. MACKINNON
Senior Vice President
Fixed Income Group

                          THE VANGUARD FAMILY OF FUNDS

                               FIXED INCOME FUNDS

MONEY MARKET FUNDS
Vanguard Admiral Funds
U.S. Treasury Money
Market Portfolio
Vanguard Money Market Reserves

TAX-EXEMPT MONEY MARKET FUNDS
Vanguard Municipal Bond Fund
Money Market Portfolio
Vanguard State Tax-Free Funds
Money Market Portfolios
  (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
Vanguard Municipal Bond Fund
Vanguard State Tax-Free Funds
Insured Longer-Term Portfolios
  (CA, FL, NJ, NY, OH, PA)

INCOME FUNDS
Vanguard Admiral Funds
Vanguard Fixed Income
Securities Fund
Vanguard Preferred Stock Fund

                           EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
Vanguard Convertible
Securities Fund
Vanguard Equity Income Fund
Vanguard Quantitative Portfolios
Vanguard Selected Value Portfolio
Vanguard/Trustees' Equity Fund
U.S. Portfolio
Vanguard/Windsor Fund
Vanguard/Windsor II

BALANCED FUNDS
Vanguard Asset Allocation Fund
Vanguard LifeStrategy Portfolios
Income Portfolio
Conservative Growth Portfolio
Moderate Growth Portfolio
Growth Portfolio
Vanguard STAR Portfolio
Vanguard/Wellesley Income Fund
Vanguard/Wellington Fund

GROWTH FUNDS
Vanguard/Morgan Growth Fund
Vanguard/PRIMECAP Fund
Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
Vanguard Explorer Fund
Vanguard Horizon Fund
Global Equity Portfolio
Global Asset Allocation Portfolio
Capital Opportunity Portfolio
Aggressive Growth Portfolio
Vanguard Specialized Portfolios

INTERNATIONAL FUNDS
Vanguard International
   Growth Portfolio
Vanguard/Trustees' Equity Fund
International Portfolio

                                  INDEX FUNDS

Vanguard Index Trust
Total Stock Market Portfolio
500 Portfolio
Extended Market Portfolio
Growth Portfolio
Value Portfolio
Small Capitalization Portfolio
Vanguard International Equity
  Index Fund
European Portfolio
Pacific Portfolio
Emerging Markets Portfolio
Vanguard Bond Index Fund
Vanguard Tax-Managed Fund
Vanguard Balanced Inded Fund

                           [THE VANGUARD GROUP LOGO]

         Vanguard Financial Center         Valley Forge, Pennsylvania 19482

          New Account Information:         Shareholder Account Services:
                  1 (800) 662-7447         1 (800) 662-2739

    This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
       All Funds in the Vanguard Family are offered by prospectus only.

                                  Q282-7/96

VANGUARD
FIXED INCOME
SECURITIES FUND

SEMI-ANNUAL REPORT
JULY 31, 1996

                            STATEMENT OF NET ASSETS


                                                FINANCIAL STATEMENTS (unaudited)
                                                                   July 31, 1996


VANGUARD FIXED INCOME
SECURITIES FUND
                                                   Face            Market
LONG-TERM                                        Amount             Value
U.S. TREASURY PORTFOLIO                           (000)            (000)+
-------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (95.9%)
-------------------------------------------------------------------------
U.S. TREASURY BONDS
 7.50%, 11/15/24                             $   12,000        $  12,637
 7.625%, 2/15/25                                 28,700           30,727
 7.875%, 2/15/21                                238,502          259,707
 8.125%, 8/15/19                                114,015          127,038
 8.875%, 8/15/17                                153,050          182,584
 8.875%, 2/15/19                                136,110          163,034
 9.875%, 11/15/15                                 9,500           12,291
 10.375%, 11/15/12                               68,650           86,638
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 OBLIGATIONS (Cost $862,323)                                     874,656
-------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.5%)
-------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account 5.62%, 8/1/96
   (Cost $13,568)                                13,568           13,568
-------------------------------------------------------------------------
TOTAL INVESTMENTS (97.4%)
 (Cost $875,891)                                                 888,224
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.6%)
-------------------------------------------------------------------------
 Other Assets--Notes C and G                                      30,953
 Liabilities--Note G                                              (7,674)
                                                               ----------
                                                                  23,279
-------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------
 Applicable to 94,594,542 outstanding
   $.001 par value shares
   (authorized 300,000,000 shares)                              $911,503
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                          $9.64
=========================================================================

+See Note A to Financial Statements.

--------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                               --------            -----
 PAID IN CAPITAL                               $903,607            $9.56
 UNDISTRIBUTED NET
  INVESTMENT INCOME                                  --               --
 ACCUMULATED NET
  REALIZED LOSSES                                (4,437)            (.05)
 UNREALIZED APPRECIATION
  OF INVESTMENTS--NOTE F                         12,333              .13
-------------------------------------------------------------------------
 NET ASSETS                                    $911,503            $9.64
-------------------------------------------------------------------------




                                                                    Face             Market
LONG-TERM                                        Rating           Amount              Value
CORPORATE PORTFOLIO                           (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
CORPORATE BONDS (77.0%)
-------------------------------------------------------------------------------------------
FINANCE (18.6%)
 Allstate Corp.
   7.50%, 6/15/13                                    A2        $  10,000      $      9,791
 AMBAC, Inc.
   7.50%, 5/1/23                                    Aa2           20,000            19,323
 Banc One Corp.
   7.75%, 7/15/25                                    A1           30,000            29,613
 Bank of Boston Corp.
   6.625%, 12/1/05                                 Baa1           30,000            28,238
 BankAmerica Corp.
   10.00%, 2/1/03                                    A2           20,000            22,835
 Barnett Banks, Inc.
   8.50%, 1/15/07                                    A3           20,000            20,841
 The Chase Manhattan Corp.
   8.625%, 5/1/02                                    A2           10,000            10,698
 Citicorp
   7.125%, 9/1/05                                    A2           15,000            14,749
   7.625%, 5/1/05                                    A2           10,000            10,109
 Comerica, Inc.
   7.125%, 12/1/13                                   A2           10,000             9,079
   8.375%, 7/15/24                                   A2           20,000            20,337
 Fifth Third Bancorp
   6.75%, 7/15/05                                    A1           25,000            23,917
 First Bank NA
   7.55%, 6/15/04                                    A2           18,000            18,148
 First Bank System
   7.625%, 5/1/05                                    A3            7,500             7,553
 First Chicago Corp.
   6.375%, 1/30/09                                   A2           20,000            17,897
 First Union Corp.
   6.00%, 10/30/08                                   A2           10,000             8,789
   7.50%, 4/15/35                                    A2           11,000            11,301
 General Electric Global
   Insurance Holdings
   7.00%, 2/15/26                                   Aa1           40,000            36,870
 General Motors Acceptance
   Corp. MTN
   8.50%, 1/1/03                                     A3           15,000            15,921

 The Portfolio listings begin on the following pages:

 LONG-TERM U.S. TREASURY PORTFOLIO    . . . . . . . . . . . . .        1
 LONG-TERM CORPORATE PORTFOLIO    . . . . . . . . . . . . . . .        1
 HIGH YIELD CORPORATE PORTFOLIO   . . . . . . . . . . . . . . .        5
 INTERMEDIATE-TERM CORPORATE PORTFOLIO    . . . . . . . . . . .        9
 INTERMEDIATE-TERM U.S. TREASURY PORTFOLIO    . . . . . . . . .       13
 SHORT-TERM FEDERAL PORTFOLIO   . . . . . . . . . . . . . . . .       14
 SHORT-TERM U.S. TREASURY PORTFOLIO   . . . . . . . . . . . . .       15
 SHORT-TERM CORPORATE PORTFOLIO   . . . . . . . . . . . . . . .       16

                                                                    Face             Market
LONG-TERM CORPORATE                              Rating           Amount              Value
PORTFOLIO (continued)                         (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
 General RE Corp.
   9.00%, 9/12/09                                   Aa1        $  15,000        $   16,724
 Golden West Financial Corp.
   6.00%, 10/1/03                                    A3           25,000            23,230
 National City Corp.
   7.20%, 5/15/05                                    A2           20,000            19,641
 NationsBank Corp.
   7.25%, 10/15/25                                   A3           20,000            18,516
   7.75%, 8/15/04                                    A3           20,000            20,479
   7.75%, 8/15/15                                    A3           10,000             9,928
 Republic New York Corp.
   9.70%, 2/1/09                                     A1           20,000            23,451
 Society National Bank
   7.85%, 11/1/02                                    A1            7,500             7,655
 SunTrust Banks, Inc.
   6.00%, 2/15/26                                    A2           25,000            22,843
   7.375%, 7/1/02                                    A1           10,000            10,151
 Transamerica Corp.
   9.375%, 3/1/08                                    A2           10,000            11,283
 Travelers/Aetna Property
   & Casualty Corp.
   7.75%, 4/15/26                                    A2           25,000            24,539
 Wachovia Corp.
   6.605%, 10/1/25                                   A1           30,000            28,756
   6.80%, 6/1/05                                     A1           20,000            19,354
   Wells Fargo & Co.
   6.125%, 11/1/03                                   A2           20,000            18,481
                                                                                  ---------
        SECTOR TOTAL                                                               611,040
                                                                                  ---------
-------------------------------------------------------------------------------------------
INDUSTRIAL (40.9%)
 Air Products &
   Chemicals, Inc.
   7.375%, 5/1/05                                    A2           15,000            15,069
   8.75%, 4/15/21                                    A2           12,550            13,961
 ARCO Chemical Co.
   9.80%, 2/1/20                                     A3           25,000            30,530
 Browning-Ferris
   Industries, Inc.
   6.375%, 1/15/08                                   A2           15,000            13,793
   7.40%, 9/15/35                                    A2           30,000            28,396
 Burlington Northern
   Santa Fe Corp.
   6.375%, 12/15/05                                Baa2           12,500            11,533
 CPC International, Inc.
   6.15%, 1/15/06                                    A2           20,000            18,551
 The Coca-Cola Co.
   6.00%, 7/15/03                                   Aa3           15,000            14,157
 The Walt Disney Co.
   6.75%, 3/30/06                                    A2           25,000            24,059
   E.I. du Pont de
   Nemours & Co.
   8.25%, 1/15/22                                   Aa3           35,000            35,633
 Eastman Chemical Co.
   7.25%, 1/15/24                                    A3           20,000            18,712
 Eaton Corp.
   6.50%, 6/1/25                                     A2           10,000             9,485
   7.625%, 4/1/24                                    A2           15,000            14,682
 Exxon Capital Corp.
   6.00%, 7/1/05                                    Aaa           10,000             9,220
 Ford Motor Co.
   8.875%, 1/15/22                                   A1           40,000            44,570
 General Electric
   Capital Corp.
   8.125%, 5/15/12                                  Aaa           42,000            44,712
 General Electric
   Capital Services
   7.50%, 8/21/35                                   Aaa           10,960            10,860
 General Motors Corp.
   7.40%, 9/1/25                                     A3           20,000            18,816
   7.70%, 4/15/16                                    A3           10,000             9,849
   9.40%, 7/15/21                                    A3           20,000            23,096
 Georgia-Pacific Corp.
   8.625%, 4/30/25                                 Baa2           10,000             9,895
   9.50%, 5/15/22                                  Baa2           10,000            10,525
   9.875%, 11/1/21                                 Baa2           30,000            32,359
 Hubbell Inc.
   6.625%, 10/1/05                                   A2           10,000             9,585
 International Paper Co.
   6.875%, 11/1/23                                   A3           10,000             8,926
   8.125%, 6/15/24                                   A3           30,000            29,401
 Johnson & Johnson
   8.72%, 11/1/24                                   Aaa           30,000            32,323
 Johnson Controls
   8.20%, 6/15/24                                    A2           10,000            10,140
 Eli Lilly & Co.
   7.125%, 6/1/25                                   Aa3           45,000            42,744
 Lockheed Martin Corp.
   7.65%, 5/1/16                                     A3           40,000            39,620
 McDonald's Corp.
   7.05%, 11/15/25                                  Aa2           23,275            21,420
   7.375%, 7/15/33                                  Aa2            8,500             8,042
 The Mead Corp.
   8.125%, 2/1/23                                    A3           15,000            14,876
 Merck & Co.
   6.30%, 1/1/26                                    Aaa           30,000            25,959
 Mobil Corp.
   8.625%, 8/15/21                                  Aa2           22,000            24,744
 Monsanto Co.
   8.20%, 4/15/25                                    A1           20,000            20,551
   8.875%, 12/15/09                                  A1           20,000            22,378
 Morton International, Inc.
   9.25%, 6/1/20                                     A1           10,000            11,738
 Motorola, Inc.
   7.50%, 5/15/25                                   Aa3           50,000            49,682

                                                                    Face             Market
                                                 Rating           Amount              Value
                                              (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
 New York Times Co.
   8.25%, 3/15/25                                    A1        $  30,000       $    30,585
 Norfolk Southern Corp.
   9.00%, 3/1/21                                    Aa3           15,000            17,314
 Northrop Grumman Corp.
   9.375%, 10/15/24                                Baa3           20,000            21,578
 PPG Industries, Inc.
   9.00%, 5/1/21                                     A1            9,750            11,174
 Parker-Hannifin Corp.
   7.30%, 5/15/11                                    A2           20,000            19,677
 Petro-Canada
   7.875%, 6/15/26                                   A3           17,760            17,924
 Phillips Petroleum Co.
   9.18%, 9/15/21                                  Baa1           25,000            26,662
 Procter & Gamble Co.
   8.50%, 8/10/09                                   Aa2           10,000            10,837
   9.36%, 1/1/21                                    Aa2           35,000            41,191
 Raytheon Co.
   7.375%, 7/15/25                                   A1           35,000            32,945
 Rohm & Haas Co.
   9.80%, 4/15/20*                                   A1           10,000            11,834
 Talisman Energy, Inc.
   7.125%, 6/1/07                                  Baa1           20,000            19,304
 Texaco Capital, Inc.
   8.625%, 11/15/31                                  A1           13,000            14,482
   9.75%, 3/15/20                                    A1           17,000            20,867
 Union Pacific Corp.
   7.00%, 2/1/16                                   Baa2           20,000            18,466
 United Parcel Service
   8.375%, 4/1/20                                   Aaa           40,000            43,834
 United Technologies Corp.
   8.875%, 11/15/19                                  A2           20,000            22,542
 Westvaco Corp.
   9.75%, 6/15/20                                    A1           15,000            18,121
 Weyerhaeuser Co.
   7.95%, 3/15/25                                    A2           12,000            12,283
   8.50%, 1/15/25                                    A2           40,000            43,310
 Whirlpool Corp.
   9.10%, 2/1/08                                     A3           20,000            22,435
 Witco Corp.
   6.875%, 2/1/26                                    A3           15,000            13,497
 Worthington Industries Inc.
   7.125%, 5/15/06                                   A3           20,000            19,728
                                                                               ------------
        SECTOR TOTAL                                                             1,345,182
                                                                               ------------
-------------------------------------------------------------------------------------------
UTILITIES (17.5%)
 AT&T Corp.
   8.625%, 12/1/31                                  Aa3           40,000            42,212
 BellSouth
   Telecommunications
   7.00%, 10/1/25                                   Aaa           10,000             9,362
   7.50%, 6/15/33                                   Aaa           35,000            33,398
 Cincinnati Gas &
  Electric Co.
   6.90%, 6/1/25                                   Baa1           16,000            15,356
   7.20%, 10/1/23                                    A3            5,100             4,613
 Coastal Corp.
   7.75%, 10/15/35                                 Baa3           20,000            19,006
   9.625%, 5/15/12                                 Baa3           20,000            22,735
 Consolidated Edison Co. of
   New York, Inc.
   6.375%, 4/1/03                                    A1           20,000            19,186
 Duke Power Co.
   7.00%, 7/1/33                                    Aa2           10,000             9,010
 Enron Corp.
   6.875%, 10/15/07                                Baa2           20,000            19,075
   7.00%, 8/15/23                                  Baa2            8,000             7,008
 GTE Florida, Inc.
   6.31%, 12/15/02                                   A2           10,000             9,563
 GTE Southwest Inc.
   6.00%, 1/15/06                                    A2           10,000             9,155
 Houston Lighting &
   Power Co.
   9.15%, 3/15/21                                    A2           20,000            22,640
 Illinois Bell Telephone Co.
   6.625%, 2/1/25                                   Aa1           10,700             9,376
 Michigan Bell
   Telephone Co.
   7.85%, 1/15/22                                   Aa1           20,000            20,738
 New Jersey Bell
   Telephone Co.
   8.00%, 6/1/22                                    Aaa           20,000            20,985
 New York Telephone Co.
   7.25%, 2/15/24                                    A2           20,000            18,563
 Northern States Power Co.
   7.125%, 7/1/25                                    A1           30,000            28,429
 Oklahoma Gas &
   Electric Co.
   7.30%, 10/15/25                                   A1           15,000            13,877
 Pacific Bell Telephone Co.
   7.125%, 3/15/26                                  Aa3           15,000            14,077
   7.375%, 6/15/25                                  Aa3           10,000             9,435
 Pacific Gas & Electric Co.
   8.25%, 11/1/22                                    A2           25,000            24,938
   8.375%, 5/1/25                                    A2           10,000            10,259
 PacifiCorp
   6.625%, 6/1/07                                    A2           10,000             9,407
   MTN 6.71%, 1/15/26                                A2           10,000             8,817
 Southern California Gas Co.
   7.50%, 6/15/23                                    A2           20,000            18,791
 Southwestern Bell
   Telephone Co.
   7.20%, 10/15/26                                   A1           32,500            30,278
   7.25%, 7/15/25                                    A1           12,500            11,658

                                                                    Face             Market
LONG-TERM CORPORATE                              Rating           Amount              Value
PORTFOLIO (continued)                         (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
 Southwestern Public
   Service Co.
   8.20%, 12/1/22                                   Aa2        $  12,500       $    12,966
 U S WEST
   Communications Group
   6.875%, 9/15/33                                  Aa3           45,000            39,097
 Virginia Electric &
   Power Co.
   8.25%, 3/1/25                                     A2           20,000            20,323
   8.625%, 10/1/24                                   A2           11,000            11,567
                                                                                 ----------
        SECTOR TOTAL                                                               575,900
                                                                                 ----------
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $2,513,667)                                                               2,532,122
-------------------------------------------------------------------------------------------
FOREIGN BONDS
 (U.S. DOLLAR DENOMINATED) (7.4%)
-------------------------------------------------------------------------------------------
 BHP Finance USA
   6.69%, 3/1/06                                     A2           20,000            19,010
 Province of British Columbia
   6.50%, 1/15/26                                   Aa2           30,000            26,607
 European Investment Bank
   9.125%, 6/1/02                                   Aaa           25,000            27,543
 Inter-American
   Development Bank
   6.125%, 3/8/06                                   Aaa           25,000            23,359
 Italy Global Bond
   6.875%, 9/27/23                                  Aa3           50,000            45,166
 Province of Manitoba
   6.125%, 1/19/04                                   A1            7,000             6,567
   8.875%, 9/15/21                                   A1           10,000            11,466
 Province of Ontario
   6.00%, 2/21/06                                   Aa3           25,000            22,811
   7.75%, 6/4/02                                    Aa3           15,000            15,588
 Province of Saskatchewan
   8.50%, 7/15/22                                    A3           19,000            20,759
 Societe Generale
   7.40%, 6/1/06                                    Aa3           25,000            24,805
-------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
 (Cost $250,276)                                                                   243,681
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT &
 AGENCY OBLIGATIONS (13.3%)
-------------------------------------------------------------------------------------------
 Federal National
   Mortgage Association
   15.50%, 10/1/12                                                    11                12
 Government National
   Mortgage Association
   6.50%, 11/15/23-3/15/26                                        97,964            91,495
   7.50%, 2/15/24-4/15/26                                         99,460            97,876
   8.00%, 10/15/23-4/15/26                                        98,216            98,944

                                                                    Face            Market
                                                                  Amount             Value
                                                                   (000)            (000)+
------------------------------------------------------------------------------------------
 U.S. Treasury Bond
   7.25%, 5/15/16                                                 50,000           50,852
 U.S. Treasury Notes
   5.75%, 8/15/03                                              $  25,000      $    23,699
   7.125%, 2/29/00                                                75,000           76,489
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
 & AGENCY OBLIGATIONS
 (Cost $448,687)                                                                  439,367
------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.7%)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S.
   Government Obligations in
   a Pooled Cash Account
   5.62%, 8/1/96
   (Cost $55,880)                                                 55,880           55,880
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.4%)
 (Cost $3,268,510)                                                              3,271,050
------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.6%)
------------------------------------------------------------------------------------------
   Other Assets--Note C                                                            61,339
   Liabilities                                                                    (42,518)
                                                                              ------------
                                                                                   18,821
------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------
 Applicable to 382,188,833 outstanding
   $.001 par value shares
   (authorized 700,000,000 shares)                                             $3,289,871
------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE                                                          $8.61
==========================================================================================

+  See Note A to Financial Statements.
* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
MTN--Medium-Term Note.

-------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                             ----------            -----
 PAID IN CAPITAL                             $3,259,322            $8.53
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                 --               --
 ACCUMULATED NET
   REALIZED GAINS                                28,009              .07
 UNREALIZED APPRECIATION OF
   INVESTMENTS--NOTE F                            2,540              .01
-------------------------------------------------------------------------
 NET ASSETS                                  $3,289,871            $8.61
-------------------------------------------------------------------------

                                                                    Face            Market
HIGH YIELD                                       Rating           Amount             Value
CORPORATE PORTFOLIO                           (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
CORPORATE BONDS (90.5%)
------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.4%)
 K & F Industries
   13.75%, 8/1/01                                    B2        $  16,357      $     16,848
 Northrop Grumman Corp.
   9.375%, 10/15/24                                Baa3           17,975            19,393
 Wyman-Gordon Co.
   10.75%, 3/15/03                                   B1            9,000             9,360
                                                                              ------------
        SECTOR TOTAL                                                                45,601
                                                                              ------------
------------------------------------------------------------------------------------------
BASIC INDUSTRIES (15.1%)
 American Standard, Inc.
   9.875%, 6/1/01                                    B1           20,000            20,700
   11.375%, 5/15/04                                 Ba3           20,000            21,650
 Bell & Howell Operating Co.
   9.25%, 7/15/00                                    B1            8,000             8,000
 Beverly Enterprises
   9.00%, 2/15/06                                    B1           18,000            16,830
 Cincinnati Milacron, Inc.
   8.375%, 3/15/04                                  Ba1           11,500            11,500
 Collins & Aikman
   Products Corp.
   11.50%, 4/15/06                                   B3           30,000            30,600
 Coltec Industries
   10.25%, 4/1/02                                    B3           19,000            19,380
 Day International Group Inc.
   11.125%, 6/1/05                                   B3            5,000             5,150
 Dominion Textile (USA), Inc.
   8.875%, 11/1/03                                  Ba2           15,000            14,400
   9.25%, 4/1/06                                    Ba2            9,000             8,752
 Envirosource, Inc.
   9.75%, 6/15/03                                    B3           15,000            13,500
 Essex Group
   10.00%, 5/1/03                                    B1           17,000            17,170
 EXIDE Corp.
   10.00%, 4/15/05                                   B1           25,000            24,500
   10.75%, 12/15/02                                  B1           15,000            15,300
 Great Lakes Carbon Corp.
   10.00%, 1/1/06                                   Ba3            6,000             6,150
 Hayes Wheels
   International Inc.
   11.00%, 7/15/06                                   B3           15,000            15,262
 Koppers Industries, Inc.
   8.50%, 2/1/04                                     B1            9,000             8,347
 Lear Corp.
   9.50%, 7/15/06                                    B1           15,000            15,150
 Lear Seating Corp.
   8.25%, 2/1/02                                     B1           13,000            12,512
   11.25%, 7/15/00                                  Ba3           10,730            11,105
 Mark IV Industries, Inc.
   8.75%, 4/1/03                                    Ba3           15,000            14,850
 Owens-Illinois, Inc.
   10.00%, 8/1/02                                    B2           22,000            22,275
   10.25%, 4/1/99                                    B2           23,000            23,230
   11.00%, 12/1/03                                  Ba3           35,000            37,712
 Penda Industries
   10.75%, 3/1/04                                    B2            3,400             3,145
 Portola Packaging Inc.
   10.75%, 10/1/05                                   B2            6,000             6,195
 Schuller International Group
   10.875%, 12/15/04                                Ba3           35,000            37,800
 Specialty Equipment
   11.375%, 12/1/03                                  B3           16,500            17,077
 UCAR Global Enterprises
   12.00%, 1/15/05                                   B2            8,000             9,040
 Walbro Corp.
   9.875%, 7/15/05                                  Ba3            2,400             2,364
 Wolverine Tube Inc.
   10.125%, 9/1/02                                  Ba2            9,000             9,270
                                                                              ------------
         SECTOR TOTAL                                                              478,916
                                                                              ------------
------------------------------------------------------------------------------------------
CABLE (8.0%)
 CableVision Systems Corp.
   9.25%, 11/1/05                                    B2           25,000            23,187
   9.875%, 2/15/13                                   B2           15,000            13,800
 Comcast Corp.
   9.125%, 10/15/06                                  B1           25,000            23,937
   9.375%, 5/15/05                                   B1           24,000            23,520
   9.50%, 1/15/08                                    B1           18,750            18,094
   10.625%, 7/15/12                                  B1           30,000            31,350
 Galaxy Telecom L.P.
   12.375%, 10/1/05                                  B3           12,000            12,330
 Lenfest Communications Inc.
   8.375%, 11/1/05                                  Ba3           35,000            31,850
 Rifkin Acquisition Partners
   11.125%, 1/15/06                                 B3             5,000             4,962
 Rogers Cablesystem
   9.625%, 8/1/02                                   Ba3           12,000            11,910
 Tele-Communications Inc.
   8.75%, 2/15/23                                   Ba1           21,000            19,347
   9.25%, 1/15/23                                   Ba1           40,000            38,395
                                                                              ------------
       SECTOR TOTAL                                                                252,682
                                                                              ------------
------------------------------------------------------------------------------------------
CHEMICALS (4.9%)
 Agricultural Mineral
   & Chemical
   10.75%, 9/30/03                                  Ba3           15,000            15,750
 Arcadian Partner
   10.75%, 5/1/05                                    B2           30,000            32,400
 Borden Chemical
   9.50%, 5/1/05                                    Ba2           20,000            19,600
 Buckeye Cellulose Corp.
   8.50%, 12/15/05                                  Ba3           11,000            10,477

                                                                    Face            Market
HIGH YIELD CORPORATE                             Rating           Amount             Value
PORTFOLIO (continued)                         (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
 Freeport-McMoRan, Inc.
   7.00%, 2/15/08                                   Ba1        $  16,000      $     14,756
 General Chemical
   9.25%, 8/15/03                                    B2           10,000             9,800
 Harris Chemical
   North America, Inc.
   10.75%, 10/15/03                                  B3            5,000             4,900
 Rexene Corp.
   11.75%, 12/1/04                                   B1           10,350            11,307
 UCC Investors Holdings
   11.00%, 5/1/03                                    B3           27,000            28,350
 Viridian Inc.
   10.50%, 3/31/14                                  Ba3            9,000             9,562
                                                                              ------------
       SECTOR TOTAL                                                                156,902
                                                                              ------------
------------------------------------------------------------------------------------------
COMPUTERS & ELECTRONIC EQUIPMENT (.5%)
 Digital Equipment Corp.
   7.125%, 10/15/02                                 Ba1           15,000            14,288
------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES (3.5%)
 American Safety Razor
   9.875%, 8/1/05                                    B1           10,000            10,150
 Dr. Pepper Bottling Co.
   10.25%, 2/15/00                                   B3            5,650             5,791
 Playtex Family Products
   9.00%, 12/15/03                                   B2           15,000            14,100
 Sweetheart Cup
   9.625%, 9/1/00                                    B1           19,000            19,000
   10.50%, 9/1/03                                    B3           11,000            11,000
 Westpoint Stevens, Inc.
   8.75%, 12/15/01                                  Ba3           30,000            29,775
   9.375%, 12/15/05                                  B2           20,000            19,550
                                                                              ------------
        SECTOR TOTAL                                                               109,366
                                                                              ------------
------------------------------------------------------------------------------------------
ENERGY & RELATED GOODS & SERVICES (4.4%)
 Energy Ventures Inc.
   10.25%, 3/15/04                                   B1            2,875             2,990
 Falcon Drilling Co.
   8.875%, 3/15/03                                  B1            11,000            10,560
 Maxus Energy Corp.
   9.375%, 11/1/03                                   B1           15,000            14,475
 J. Ray McDermott
   9.375%, 7/15/06                                  Ba3           25,000            24,500
 Mesa Operating Co.
   10.625%, 7/1/06                                   B2           30,000            30,675
 Noble Drilling Corp.
   9.125%, 7/1/06                                   Ba2            6,000             6,000
   9.25%, 10/1/03                                   Ba2            5,000             5,025
 Oryx Energy Co.
   8.00%, 10/15/03                                  Ba3           10,000             9,825
   8.125%, 10/15/05                                 Ba3           15,000            14,588
 Santa Fe Energy
   Resources Inc.
   11.00%, 5/15/04                                   B1           10,000            10,700
 Seagull Energy Corp.
   8.625%, 8/1/05                                    B2           10,000             9,600
                                                                              ------------
        SECTOR TOTAL                                                               138,938
                                                                              ------------
------------------------------------------------------------------------------------------
FINANCIAL SERVICES (2.4%)
 American Reinsurance
   10.875%, 9/15/04                                Baa1           10,000            10,835
 Anchor Bancorp Inc.
   8.938%, 7/9/03                                   Ba3           10,000             9,850
 Coast Federal Bank
   13.00%, 12/31/02                                 Ba2            5,700             6,370
 Coast Savings Financial, Inc.
   10.00%, 3/1/00                                   Ba2            4,600             4,715
 Dime Bancorp, Inc.
   10.50%, 11/15/05                                 Ba3           10,000            10,800
 First Federal Financial
   11.75%, 10/1/04                                   B2            5,000             4,950
 Imperial Credit Industries
   9.75%, 1/15/04                                    B1            7,500             6,975
 Riggs National Corp.
   8.50%, 2/1/06                                    Ba2           10,000            10,188
 Western Financial Savings
   8.50%, 7/1/03                                    Ba3           10,000             9,961
                                                                              ------------
       SECTOR TOTAL                                                                 74,644
                                                                              ------------
------------------------------------------------------------------------------------------
FOOD & LODGING (2.6%)
 ARA Group, Inc.
   8.50%, 6/1/03                                    Ba3           10,000             9,900
 ARA Services, Inc.
   10.625%, 8/1/00                                  Ba1           10,000            10,825
 Foodbrands America Inc.
   10.75%, 5/15/06                                   B3            7,000             7,035
 John Q. Hammons Hotel
   8.875%, 2/15/04                                   B1           11,500            10,666
 La Quinta Inns Inc.
   9.25%, 5/15/03                                   Ba3           12,000            12,060
 Purina Mills
   10.25%, 9/1/03                                    B2           20,000            19,400
 Red Roof Inns
   9.625%, 12/15/03                                  B2           12,000            11,340
                                                                              ------------
        SECTOR TOTAL                                                                81,226
                                                                              ------------
------------------------------------------------------------------------------------------
GROCERY STORES (3.0%)
 Big V Supermarkets
   11.00%, 2/15/04                                   B3            6,285             5,814
 Bruno's Inc.
   10.50%, 8/1/05                                    B3           40,000            39,900
 Dominick's Finer Foods
   10.875%, 5/1/05                                   B3           19,000            20,188
 Eagle Food Centers, Inc.
   8.625%, 4/15/00                                   B1            7,000             6,300
 Kroger Co.
   8.50%, 6/15/03                                   Ba1           15,000            14,925

                                                                    Face            Market
                                                 Rating           Amount             Value
                                              (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
 Smith's Food & Drug
   11.25%, 5/15/07                                   B3       $    9,000      $      9,225
                                                                              ------------
        SECTOR TOTAL                                                                96,352
                                                                              ------------
------------------------------------------------------------------------------------------
HEALTH CARE (5.7%)
 Abbey Healthcare
   9.50%, 11/1/02                                    B1            8,000             8,240
 Genesis Health
   Ventures Inc.
   9.75%, 6/15/05                                    B2            5,000             5,025
 Grancare Inc.
   9.375%, 9/15/05                                   B2           10,000             9,650
 Manor Care, Inc.
   9.50%, 11/15/02                                  Ba1            8,000             8,480
 OrNda Healthcorp
   11.375%, 8/15/04                                  B2           12,000            13,200
   12.25%, 5/15/02                                   B2           18,000            19,395
 Owens & Minor, Inc.
   Holding Co.
   10.875%, 6/1/06                                   B1           13,000            13,260
 Quorum Health Group
   8.75%, 11/1/05                                    B1            6,000             5,820
 Tenet Healthcare Corp.
   10.125%, 3/1/05                                  Ba3           84,000            89,040
 Unilab Corp.
   11.00%, 4/1/06                                    B1           10,000             9,300
                                                                              ------------
        SECTOR TOTAL                                                               181,410
                                                                              ------------
------------------------------------------------------------------------------------------
HOME BUILDING & REAL ESTATE (1.4%)
   Continental Homes Holdings
   10.00%, 4/15/06                                  Ba3           10,000             9,500
 Triangle Pacific Corp.
   10.50%, 8/1/03                                    B1           13,000            13,358
 USG Corp.
   8.50%, 8/1/05                                    Ba2            3,750             3,600
 Del E. Webb & Co.
   9.00%, 2/15/06                                    B2           10,000             9,100
   10.875%, 3/31/00                                 Ba3           10,000            10,250
                                                                              ------------
         SECTOR TOTAL                                                               45,808
                                                                              ------------
------------------------------------------------------------------------------------------
MEDIA & COMMUNICATIONS (13.7%)
   American Radio Systems
   9.00%, 2/1/06                                     B2            8,000             7,620
 CBS Inc.
   7.625%, 1/1/02                                   Ba1           15,000            14,532
 Chancellor Broadcasting
   9.375%, 10/1/04                                   B3           17,000            16,405
 EZ Communications
   9.75%, 12/1/05                                    B2           10,000             9,800
 Infinity Broadcasting Corp.
   10.375%, 3/15/02                                 Ba3           15,000            15,825
 Jacor Communications Inc.
   10.125%, 6/15/06                                  B2           10,000            10,050
 MobileMedia Corp.
   9.375%, 11/1/07                                   B3           25,000            22,063
 Paging Network Inc.
   8.875%, 2/1/06                                    B2           19,000            17,385
   10.125%, 8/1/07                                   B2           30,000            29,775
 Rogers Cantel Mobile
   11.125%, 7/15/02                                  B2           20,000            21,050
 Time Warner Inc.
   7.48%, 1/15/08                                   Ba1           16,000            14,929
   9.125%, 1/15/13                                  Ba1           30,000            31,231
   9.15%, 2/1/23                                    Ba1           35,000            36,243
 Turner Broadcasting
   System
   7.40%, 2/1/04                                    Ba2           25,000            23,896
   8.375%, 7/1/13                                   Ba2           20,000            19,322
 Viacom International
   8.00%, 7/7/06                                     B1           85,000            77,775
 Westinghouse
   Electric Corp.
   6.875%, 9/1/03                                   Ba1           13,000            11,895
   8.375%, 6/15/02                                  Ba1           20,000            19,839
   8.875%, 6/1/01                                   Ba1           15,000            15,245
 World Color Press
   9.125%, 3/15/03                                   B1           15,000            14,475
 Young Broadcasting
   11.75%, 11/15/04                                  B2            6,750             7,088
                                                                              ------------
        SECTOR TOTAL                                                               436,443
                                                                              ------------
------------------------------------------------------------------------------------------
METAL (5.0%)
 AK Steel Holding Corp.
   10.75%, 4/1/04                                   Ba2           32,000            34,640
 Acme Metals
   12.50%, 8/1/02                                    B1           10,000            10,100
 Algoma Steel Inc.
   12.375%, 7/15/05                                  B1           10,000             9,900
 Armco Steel
   9.375%, 11/1/00                                   B2           12,000            11,640
   11.375%, 10/15/99                                 B2           10,000            10,250
 Bethlehem Steel Corp.
   10.375%, 9/1/03                                   B1           10,500            10,920
 GS Technology Inc.
   12.25%, 10/1/05                                   B2           12,500            12,844
 Kaiser Aluminum
   International
   9.875%, 2/15/02                                   B1            8,235             8,070
 NS Group Inc.
   13.50%, 7/15/03                                   B3            8,000             7,780
 Northwestern Steel & Wire
   9.50%, 6/15/01                                    B1           11,500            11,069
 Oregon Steel Mills
   11.00%, 6/15/03                                   B1            7,000             7,315
 Ryerson Tull, Inc.
   9.125%, 7/15/06                                  Ba1           10,000            10,025

                                                                    Face             Market
HIGH YIELD CORPORATE                             Rating           Amount              Value
PORTFOLIO (continued)                         (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
 Weirton Steel Corp.
   10.875%, 10/15/99                                 B2       $    2,595     $       2,660
   11.50%, 3/1/98                                    B2            2,707             2,815
 Wheeling-Pittsburgh Corp.
   9.375%, 11/15/03                                  B1            8,440             7,807
                                                                             --------------
        SECTOR TOTAL                                                               157,835
                                                                             --------------
-------------------------------------------------------------------------------------------
PAPER (13.0%)
 Container Corp. of America
   9.75%, 4/1/03                                     B1           50,000            49,500
   10.75%, 5/1/02                                    B1            3,000             3,105
 Doman Industries, Ltd.
   8.75%, 3/15/04                                   Ba3           20,000            18,000
 Domtar Inc.
   8.75%, 8/1/06                                    Ba1           15,000            15,019
 Fort Howard Corp.
   8.25%, 2/1/02                                     B1           10,000             9,550
   9.00%, 2/1/06                                     B2           25,000            23,875
   9.25%, 3/15/01                                    B1           49,500            49,748
 Quno Corp.
   9.125%, 5/15/05                                  Ba2           15,000            14,550
 Rainy River
   Forest Products
   10.75%, 10/15/01                                 Ba1           11,000            11,578
 Repap New Brunswick
   9.875%, 7/15/00                                   B1           10,000             9,850
   10.625%, 4/15/05                                  B3           35,000            33,250
 Repap Wisconsin
   9.875%, 5/1/06                                   Caa           10,000             9,150
 Riverwood International Corp.
   10.25%, 4/1/06                                    B2           20,000            19,700
   10.875%, 4/1/08                                   B3           25,000            24,375
 SD Warren Co.
   12.00%, 12/15/04                                  B1           37,500            39,750
 Stone Consolidated Corp.
   10.25%, 12/12/00                                 Ba1           10,000            10,338
 Stone Container Corp.
   9.875%, 2/1/01                                    B1           70,000            68,250
 Tembec Finance Corp.
   9.875%, 9/30/05                                   B1            5,000             4,650
                                                                             --------------
        SECTOR TOTAL                                                               414,238
                                                                             --------------
-------------------------------------------------------------------------------------------
UTILITIES (5.9%)
 Amerigas Partners
   10.125%, 4/15/07                                 Ba2           10,000            10,200
 Cleveland Electrical
   Illumination
   9.50%, 5/15/05                                   Ba2           24,225            23,658
 El Paso Electric Co.
   8.25%, 2/1/03                                    Ba3           15,000            14,550
   8.90%, 2/1/06                                    Ba3           23,000            22,713
   9.40%, 5/1/11                                    Ba3           28,000            27,930
 First Public Venture Funding
   10.15%, 1/15/16                                   B1           20,000            21,050
 Long Island Lighting Co.
   9.00%, 11/1/22                                   Ba3           20,000            18,562
 Midland Cogeneration
   Venture
   11.75%, 7/23/05                                   B2           25,000            25,996
 Niagara Mohawk
   Power Corp.
   6.875%, 4/1/03                                   Ba3           10,000             8,698
 Texas-New Mexico Power
   10.75%, 9/15/03                                   B1           14,000            14,630
                                                                             --------------
        SECTOR TOTAL                                                               187,987
                                                                             --------------
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $2,899,135)                                                               2,872,636
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT &
 AGENCY OBLIGATIONS (6.3%)
-------------------------------------------------------------------------------------------
U.S. TREASURY NOTES
   4.75%, 9/30/98                                                 50,000            48,531
   6.25%, 5/31/00                                                 50,000            49,562
   6.50%, 5/31/01                                                 50,000            49,844
   6.75%, 5/31/99                                                 50,000            50,461
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
 & AGENCY OBLIGATIONS
 (Cost $199,879)                                                                   198,398
-------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.5%)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S.
   Government Obligations in
   a Pooled Cash Account
   5.62%, 8/1/96
   (Cost $80,690)                                                 80,690            80,690
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.3%)
 (Cost $3,179,704)                                                               3,151,724
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.7%)
-------------------------------------------------------------------------------------------
 Other Assets--Notes C and G                                                       207,021
 Liabilities--Note G                                                              (184,419)
                                                                             --------------
                                                                                    22,602
-------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------
 Applicable to 418,434,295 outstanding
   $.001 par value shares
   (authorized 700,000,000 shares)                                              $3,174,326
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                            $7.59
===========================================================================================

+ See Note A to Financial Statements.

-------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                             ----------            -----
 PAID IN CAPITAL                             $3,293,108            $7.87
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                 --               --
 ACCUMULATED NET
   REALIZED LOSSES                              (90,802)            (.22)
 UNREALIZED DEPRECIATION OF
   INVESTMENTS--NOTE F                          (27,980)            (.06)
-------------------------------------------------------------------------
 NET ASSETS                                  $3,174,326            $7.59
-------------------------------------------------------------------------


                                                                    Face            Market
INTERMEDIATE-TERM                                Rating           Amount             Value
CORPORATE PORTFOLIO                           (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
CORPORATE BONDS (77.1%)
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (2.1%)
 Ford Credit Auto Loan Master Trust
   6.50%, 8/15/02                                   Aaa         $  4,000         $   3,936
 NationsBank Credit Card
   Master Trust Series
   6.45%, 4/15/03                                   Aaa            5,000             4,933
 Standard Credit Card
   Master Trust
   8.25%, 11/7/03                                   Aaa            1,800             1,886
                                                                                  --------
       SECTOR TOTAL                                                                 10,755
                                                                                  --------
------------------------------------------------------------------------------------------
FINANCE--AUTOMOBILE (1.1%)
 Ford Motor Credit Corp.
   5.867%, 11/1/97(1)                                A1            1,000             1,001
   6.25%, 12/8/05                                    A1            2,000             1,835
   6.75%, 5/15/05                                    A1            1,000               953
   7.50%, 1/15/03                                    A1            1,000             1,014
   7.75%, 11/15/02                                   A1            1,000             1,028
                                                                                  --------
       SECTOR TOTAL                                                                  5,831
                                                                                  --------
------------------------------------------------------------------------------------------
FINANCE--BANKS (10.8%)
 Banc One Corp.
   9.875%, 3/1/09                                    A1            3,690             4,368
 Bank of New York Co.
   6.625%, 6/15/03                                   A2            5,000             4,837
 CoreStates Capital Corp.
   9.625%, 2/15/01                                   A2            2,500             2,751
 First Bank N.A.
   6.00%, 10/15/03                                   A2            4,200             3,903
 First Interstate Bancorp
   9.90%, 11/15/01                                   A2            3,400             3,808
   10.875%, 4/15/01                                  A2            1,000             1,146
 MBNA America
   6.875%, 6/1/05                                    A3            6,000             5,723
   7.25%, 9/15/02                                    A3            1,000               997
 Meridian Bancorp
   6.625%, 3/15/03                                 Baa1            3,000             2,901
 Southern National Corp.
   7.05%, 5/23/03                                    A2            5,000             4,954
 Sovereign Bancorp
   6.75%, 7/1/00                                 BBB-(2)           2,240             2,190
 Summit Bancorp
   8.625%, 12/10/02                                Baa1            3,000             3,203
 Summit Bank
   6.75%, 6/15/03                                    A3            4,500             4,358
 U.S. Bancorp
   7.50%, 6/1/26                                     A3           10,000            10,100
                                                                                  --------
       SECTOR TOTAL                                                                 55,239
                                                                                  --------
------------------------------------------------------------------------------------------
FINANCE--CONSUMERS (1.0%)
 Norwest Financial, Inc.
   7.50%, 4/15/05                                   Aa3            5,000             5,047
                                                                                  --------
------------------------------------------------------------------------------------------

INTERMEDIATE-                                                       Face            Market
TERM CORPORATE                                   Rating           Amount             Value
PORTFOLIO (continued)                         (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
FINANCE--DIVERSIFIED (7.8%)
 Associates Corp. of
   North America
   7.54%, 4/14/04                                   Aa3         $  3,000         $   3,036
   7.50%, 5/10/06                                   Aa3            5,000             5,017
   6.375%, 11/15/05                                 Aa3            5,000             4,685
   7.875%, 9/30/01                                  Aa3            2,000             2,072
 Caterpillar Financial Services
   5.70%, 5/9/97(1)                                  A2            1,000             1,001
 Comdisco Inc.
   5.75%, 2/15/01                                  Baa2            7,000             6,670
 Finova Capital Corp.
   6.75%, 11/15/04                                 Baa1            5,000             4,759
 General Electric Capital Corp.
   8.50%, 7/24/08                                   Aaa            6,100             6,678
   8.70%, 2/15/03                                   Aaa            1,000             1,083
 Pitney Bowes Inc.
   6.625%, 6/1/02                                   Aa3            5,000             4,923
                                                                                 ---------
        SECTOR TOTAL                                                                39,924
                                                                                 ---------
------------------------------------------------------------------------------------------
FINANCE--INSURANCE (7.7%)
 Harleysville Group
   6.75%, 11/15/03                                 Baa2            7,500             7,107
 Horace Mann Educators Corp.
   6.625%, 1/15/06                                   A3            3,500             3,262
 NAC RE Corp.
   7.15%, 11/15/05                                 Baa2            5,000             4,835
 Orion Capital
   9.125%, 9/1/02                                  Baa2            5,000             5,422
 Progressive Corp.
   6.60%, 1/15/04                                    A3            1,000               955
 Reinsurance Group of
   America Inc.
   7.25%, 4/1/06                                    A(2)           5,000             4,868
 Travelers/Aetna Property
   Casualty Corp.
   6.75%, 4/15/01                                    A2            5,000             4,948
 USF&G Corp.
   7.125%, 6/1/05                                  Baa2            5,000             4,848
   8.375%, 6/15/01                                 Baa2            3,000             3,141
                                                                                 ---------
       SECTOR TOTAL                                                                 39,386
                                                                                 ---------
------------------------------------------------------------------------------------------
FINANCE--OTHER (5.9%)
 Dean Witter Discover & Co.
   6.30%, 1/15/06                                    A2            5,000             4,592
 Donaldson Lufkin &
   Jenrette Inc.
   5.625%, 2/15/16                                 Baa1            3,000             2,839
   6.875%, 11/1/05                                 Baa1            5,000             4,739
 Goldman Sachs Group
   7.80%, 7/15/02                                    A1            5,000             5,145
 Merrill Lynch & Co.
   6.64%, 9/19/02                                    A1            5,000             4,876
 Morgan Stanley Group
   5.75%, 2/15/01                                    A1            2,000             1,902
   9.375%, 6/15/01                                   A1            1,000             1,092
 Smith Barney Holdings
   6.875%, 6/15/05                                   A3            5,000             4,790
                                                                                 ---------
        SECTOR TOTAL                                                                29,975
                                                                                 ---------
------------------------------------------------------------------------------------------
INDUSTRIAL (31.2%)
 American Airlines
   9.71%, 1/2/07*                                    A3            4,911             5,383
 American Stores
   7.40%, 5/15/05                                  Baa3            3,000             2,973
   9.125%, 4/1/02                                  Baa3            4,000             4,333
 Anheuser Busch Co.
   6.75%, 6/1/05                                     A1            2,000             1,935
   8.75%, 12/1/99                                    A1            2,300             2,432
 Applied Materials
   8.00%, 9/1/04                                   Baa2            2,000             2,060
 The Boeing Co.
   8.10%, 11/15/06                                   A1            2,000             2,130
 Burlington Northern
   Railroad Co.
   7.33%, 6/23/10*                                  Aa3            5,000             5,068
 CSC Enterprises
   6.80%, 4/15/99                                    A3            1,000             1,002
 CSX Corp.
   9.50%, 8/1/00                                     A3            1,000             1,085
 Cardinal Health Inc.
   6.00%, 1/15/06                                    A3            8,845             8,041
   6.50%, 2/15/04                                    A3            1,000               951
 COMPAQ Computer Corp.
   7.25%, 3/15/04                                  Baa2            3,500             3,442
 Cox Communications, Inc.
   6.50%, 11/15/02                                 Baa2            2,000             1,925
 Delta Airlines Inc.
   8.54%, 1/2/07*                                  Baa1            3,048             3,157
 The Walt Disney Co.
   6.375%, 3/30/01                                   A1            5,000             4,893
 R. R. Donnelley & Sons Co.
   7.96%, 11/8/99                                    A1            2,000             2,062
 Eastman Chemical Co.
   6.375%, 1/15/04                                   A3            1,500             1,419
 Electronic Data Systems Corp.
   6.85%, 5/15/00                                    A1            5,000             4,998
 Federal Express
   9.875%, 4/1/02                                  Baa2            2,000             2,241
   10.125%, 7/15/03                                Baa2            2,000             2,283
 General Motors Corp.
   8.875%, 6/11/01                                   A3            1,000             1,071
   9.22%, 7/18/01                                    A3            1,000             1,086
   9.625%, 12/1/00                                   A3            3,000             3,288
 Hoechst-Celanese
   6.125%, 2/1/04                                    A2            2,000             1,866

                                                                    Face            Market
                                                 Rating           Amount             Value
                                              (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
 IBP Inc.
   6.125%, 2/1/06                                    A3         $  4,000         $   3,665
 International Paper Co.
   7.00%, 6/1/01                                     A3            5,000             5,003
 Jet Equipment Trust
   7.63%, 8/15/12*                                   A1            2,946             2,957
 Eli Lilly & Co.
   8.375%, 12/1/06                                  Aa3            2,000             2,161
 Litton Industries Inc.
   6.98%, 3/15/36                                  Baa3            5,000             4,840
 Lockheed Martin Corp.
   7.25%, 5/15/06                                    A3            5,000             4,960
   9.375%, 10/15/99                                  A3            1,125             1,207
 McDonnell Douglas Corp.
   9.25%, 4/1/02                                   Baa2            7,102             7,775
 News America Holdings
   8.50%, 2/15/05                                  Baa3            5,000             5,234
 Northwest Airlines
   8.07%, 1/2/15*                                  Baa1            3,500             3,556
 Occidental Petroleum Corp.
   10.125%, 11/15/01                               Baa3            3,000             3,391
 PepsiCo, Inc.
   7.48%, 4/27/02                                    A1            2,000             1,985
 Phillips Petroleum Co.
   9.00%, 6/1/01                                   Baa1            1,000             1,078
 Praxair Inc.
   6.70%, 4/15/01                                    A3            5,000             4,942
   6.85%, 6/15/05                                    A3            1,000               960
 Quaker State
   6.625%, 10/15/05                                Baa1            2,000             1,880
 Rockwell International
   8.375%, 2/15/01                                  Aa3            2,361             2,489
 Sears, Roebuck & Co.
   8.52%, 5/13/02                                    A2            1,000             1,059
 Tenneco Corp.
   10.00%, 3/15/08                                 Baa2            2,000             2,391
 Texaco Capital Corp.
   7.70%, 12/15/99                                   A1            1,065             1,094
 Texas Instruments Inc.
   6.125%, 2/1/06                                    A3            3,000             2,748
   9.00%, 3/15/01                                    A3            1,600             1,721
   9.25%, 6/15/03                                    A3            2,000             2,207
 Timken Co.
   7.30%, 8/13/02                                    A3            2,500             2,517
 Union Pacific Railroad Co.
   Equipment Trust
   6.12%, 2/1/04                                    Aa3            2,000             1,849
 Upjohn Co. Employee
   Stock Ownership Trust
   9.79%, 2/1/04*                                    A1            6,996             7,713
 WMX Technologies
   7.10%, 8/1/26                                     A1            5,000             5,033
 Western Atlas, Inc.
   7.875%, 6/15/04                                   A3            2,000             2,064
                                                                                 ---------
        SECTOR TOTAL                                                               159,603
                                                                                 ---------
------------------------------------------------------------------------------------------
UTILITIES (9.5%)
 Airtouch Communications Inc.
   7.125%, 7/15/01                                 Baa2            5,000             5,011
 Arizona Public Service
   8.125%, 3/15/02                                 Baa1            4,000             4,159
 Chesapeake & Potomac
   Telephone Co. (MD)
   6.00%, 5/1/03                                    Aa3            4,604             4,345
 Colorado Interstate Gas
   10.00%, 6/15/05                                 Baa2            5,000             5,798
 Delmarva Power & Light
   6.40%, 7/1/03                                     A2            5,000             4,786
 GTE Northwest Inc.
   7.375%, 5/1/01                                    A3            4,000             4,059
 MCI Communications Corp.
   7.50%, 8/20/04                                    A2            1,500             1,524
   NGC Corp.
   6.75%, 12/15/05                                 Baa3            3,500             3,318
 Panhandle Eastern Corp.
   7.25%, 5/15/05                                  Baa2            5,000             4,910
 Pennsylvania Power &
   Light Co.
   6.875%, 3/1/04                                    A3            5,000             4,835
 Southwestern Bell Telephone
   5.77%, 10/14/03                                  Aa3            6,000             5,513
                                                                                 ---------
       SECTOR TOTAL                                                                 48,258
                                                                                 ---------
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $402,082)                                                                   394,018
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (6.1%)
------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSN.
   5.82%, 11/4/03                                                  2,900             2,672
 (Pooled Mortgage Notes)
   6.834%, 7/1/03                                                 10,000             9,855
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
   8.17%, 1/15/07*                                                 4,375             4,591
U.S. TREASURY NOTES
   6.50%, 5/31/01                                                  2,500             2,492
   7.00%, 7/15/06                                                  2,000             2,029
   7.25%, 8/15/04                                                  2,000             2,062
   7.875%, 11/15/04                                                7,000             7,490
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS
 (Cost $30,933)                                                                     31,191
------------------------------------------------------------------------------------------

INTERMEDIATE-                                                       Face             Market
TERM CORPORATE                                   Rating           Amount              Value
PORTFOLIO (continued)                         (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
FOREIGN BONDS
 (U.S. DOLLAR DENOMINATED) (14.4%)
-------------------------------------------------------------------------------------------
 ABN Amro Bank NV
   7.55%, 6/28/06                                   Aa2         $  5,000        $    5,056
 Aegon NV
   8.00%, 8/15/06                                    A1            5,000             5,199
 Australia & New Zealand
   Banking Group Ltd.
   6.25%, 2/1/04                                     A2            1,000               934
 Bank of Nova Scotia
   6.25%, 9/15/08                                    A1            1,000               904
 Bayer Corp.
   6.50%, 10/1/02                                   Aa2            6,000             5,845
 Dresdner Bank
   6.625%, 9/15/05                                  Aa1            5,000             4,768
 Republic of Indonesia
   7.75%, 8/1/06                                   Baa3            5,000             4,943
 Japan Finance Corp.
   6.85%, 4/15/06                                   Aaa            5,000             4,879
 Province of Manitoba
   7.75%, 2/1/02                                     A1            4,000             4,144
   8.75%, 5/15/01                                    A1            3,000             3,222
 Noranda, Inc.
   8.00%, 6/1/03                                   Baa2            1,500             1,542
   8.125%, 6/15/04                                 Baa2            1,510             1,556
   8.625%, 7/15/02                                 Baa2            1,000             1,062
 Placer Dome
   7.125%, 5/15/03                                 Baa2            5,000             4,911
 Republic of Portugal
   5.75%, 10/8/03                                    A1            2,000             1,865
 Santander Financial
   Issuances Ltd.
   7.25%, 5/30/06                                    A1            5,000             4,899
 Province of Saskatchewan
   7.125%, 3/15/08                                   A3            5,000             4,901
 Societe Generale
   7.40%, 6/1/06                                    Aa3            5,000             4,961
 Swiss Bank Corp.
   6.75%, 7/15/05                                   Aa2            4,000             3,850
 Toronto Dominion Bank
   6.45%, 1/15/09                                   Aa3            2,500             2,303
 Westdeutsche Landesbank
   6.75%, 6/15/05                                   Aa1            2,000             1,925
-------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
 (Cost $74,441)                                                                     73,669
-------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (.2%)
-------------------------------------------------------------------------------------------
 Mississippi Business
   Finance Corp.
   (Guaranteed by
   Kimberly-Clark Corp.)
   7.55%, 6/1/04
   (Cost $1,000)                                    Aa2            1,000             1,016
-------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.7%)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.62%, 8/1/96
   (Cost $13,850)                                                 13,850            13,850
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.5%)
 (Cost $522,306)                                                                   513,744
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-.5%)
-------------------------------------------------------------------------------------------
 Other Assets--Notes C and G                                                        17,982
 Liabilities--Note G                                                               (20,806)
                                                                                -----------
                                                                                    (2,824)
-------------------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 53,633,506 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                                                $510,920
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                            $9.53
===========================================================================================

+    See Note A to Financial Statements.
(1)  Floating Rate Notes.
(2)  Rated by Standard & Poor's.
* The average maturity is shorter than the final maturity shown due to scheduled interim principle payments.


-------------------------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
                                                                  AMOUNT               PER
                                                                   (000)             SHARE
                                                                --------             -----
 PAID IN CAPITAL                                                $520,492             $9.70
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                                  --                --
 ACCUMULATED NET
   REALIZED LOSSES                                                (1,010)             (.01)
 UNREALIZED DEPRECIATION OF
   INVESTMENTS--NOTE F                                            (8,562)             (.16)
-------------------------------------------------------------------------------------------
 NET ASSETS                                                     $510,920             $9.53
-------------------------------------------------------------------------------------------

                                                   Face           Market
INTERMEDIATE-TERM                                Amount            Value
U.S. TREASURY PORTFOLIO                           (000)           (000)+
-------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (95.5%)
-------------------------------------------------------------------------
U.S. TREASURY BONDS
   10.375%, 11/15/12                           $221,250      $   279,224
   10.75%, 2/15/03                                4,000            4,852
   10.75%, 5/15/03                               30,600           37,294
   11.125%, 8/15/03                               9,000           11,199
   11.625%, 11/15/02                             51,250           64,198
   11.625%, 11/15/04                             27,300           35,605
   11.875%, 11/15/03                             20,700           26,758
U.S. TREASURY NOTES
   5.75%, 8/15/03                                33,700           31,947
   6.125%, 9/30/00                                8,500            8,378
   6.25%, 8/31/00                                 3,500            3,466
   6.25%, 2/15/03                                28,300           27,681
   7.25%, 5/15/04                               196,665          202,779
   7.25%, 8/15/04                                35,500           36,593
   7.50%, 2/15/05                                66,500           69,648
   7.75%, 12/31/99                               52,000           54,031
   7.875%, 11/15/04                              85,000           90,950
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
   6.00%, 3/15/05*                               18,229           17,539
   7.46%, 12/15/05*                              31,804           32,408
   8.21%, 12/29/06*                              29,308           30,738
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
   7.02%, 9/1/04*                                15,052           15,162
   7.39%, 6/26/06*                                5,117            5,199
   7.80%, 8/15/06*                                9,416            9,715
   8.17%, 1/15/07*                                7,875            8,264
OVERSEAS PRIVATE INVESTMENT CORP.
 (U.S. Government Guaranteed)
   5.735%, 1/15/02*                              20,900           20,362
   5.94%, 6/20/06*                               20,000           19,036
   6.08%, 8/15/04*                               22,500           21,632
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (Cost $1,175,952)                                 1,164,658
-------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.2%)
-------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account 5.62%, 8/1/96
   (Cost $38,553)                             $  38,553     $     38,553
-------------------------------------------------------------------------
TOTAL INVESTMENTS (98.7%)
 (Cost $1,214,505)                                             1,203,211
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
-------------------------------------------------------------------------
 Other Assets--Notes C and G                                      77,712
 Liabilities--Note G                                             (61,710)
                                                            -------------
                                                                  16,002
-------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------
 Applicable to 119,315,437 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                            $1,219,213
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         $10.22
=========================================================================

+  See Note A to Financial Statements.
* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.



--------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                             ----------            -----
 PAID IN CAPITAL                             $1,259,850           $10.56
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                 --               --
 ACCUMULATED NET
   REALIZED LOSSES                              (29,343)            (.25)
 UNREALIZED DEPRECIATION
   OF INVESTMENTS--NOTE F                       (11,294)            (.09)
--------------------------------------------------------------------------
 NET ASSETS                                  $1,219,213           $10.22
--------------------------------------------------------------------------

                                                   Face           Market
SHORT-TERM                                       Amount            Value
FEDERAL PORTFOLIO                                 (000)           (000)+
------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (95.8%)
------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
   5.00%, 10/20/00                            $  31,000     $     29,605
   5.215%, 7/8/98                                 4,750            4,660
   5.257%, 7/25/00(1)                            25,000           24,850
   5.43%, 2/25/99                                10,000            9,764
   6.10%, 3/13/03                                 5,000            4,788
   6.735%, 6/28/00                               13,800           13,839
   7.64%, 9/21/98                                19,900           20,379
FEDERAL HOME LOAN MORTGAGE CORP.
   6.40%, 8/1/00                                 15,000           14,876
   6.50%, 6/8/00                                 10,200           10,093
 (Collateralized Mortgage Obligations)
   6.50%, 3/15/00*                               25,249           24,996
 (Pooled Mortgage Notes)
   5.50%, 2/5/98                                  4,608            4,530
   5.50%, 5/1/99                                  9,121            8,926
   5.50%, 11/1/00                                15,464           14,875
   5.50%, 1/1/01                                 12,439           11,966
   6.00%, 7/1/98                                 11,410           11,303
   6.00%, 9/1/98                                 28,370           28,092
   6.00%, 10/1/98                                22,744           22,531
   6.00%, 1/1/99                                  6,370            6,294
   6.00%, 3/1/99                                  7,432            7,343
   6.00%, 5/1/00                                 10,504           10,332
   6.00%, 9/1/00                                 11,355           11,112
   6.00%, 11/1/00                                47,471           46,308
FEDERAL NATIONAL MORTGAGE ASSN.
   4.70%, 9/10/98                                36,200           34,987
   4.94%, 10/30/98                               20,000           19,350
   5.23%, 11/25/98                               67,535           65,899
   5.33%, 6/26/98                                17,535           17,163
   5.40%, 3/12/99                                25,000           24,370
   5.41%, 2/13/01                                10,000            9,481
   5.45%, 10/10/03                               10,000            9,169
   5.72%, 3/8/01                                 12,000           11,529
   6.07%, 3/15/01                                44,800           43,279
   6.08%, 9/25/00                                10,000            9,781
   6.18%, 3/15/01                                40,000           39,156
   6.29%, 7/8/98                                 80,000           79,966
   6.36%, 8/16/00                                 9,000            8,902
   6.375%, 10/13/00                               9,000            8,847
   6.74%, 5/7/01                                 10,000            9,903
   7.00%, 7/13/98                                82,150           83,177
   7.23%, 9/15/99                                15,000           15,282
   7.40%, 7/1/04                                 15,000           15,370
   8.15%, 5/11/98                                20,000           20,597
   8.45%, 7/12/99                                17,845           18,760
   11.50%, 11/1/99                               46,000           52,468
 (Collateralized Mortgage Obligations)
   5.50%, 9/25/00*                               19,405           19,038
   7.50%, 3/25/05*                                2,571            2,565
 (Pooled Mortgage Notes)
   6.00%, 1/1/01                                 46,638           45,627
   6.00%, 5/1/04                                  5,224            5,083
BANAMEX EXPORT FUNDING CORP.
   (U.S. Government Guaranteed)
   4.91%, 10/15/98*                              18,345           18,017
   6.46%, 4/15/99*                               14,580           14,554
BANCO NACIONAL DE
   COMERCIO EXTERIOR
 (U.S. Government Guaranteed)
   5.10%, 4/15/98*                                4,604            4,561
   5.295%, 10/15/97*                              7,965            7,922
   5.48%, 10/15/97*                               4,050            4,034
   5.95%, 4/15/97*                                3,400            3,401
   6.82%, 4/15/99*                                3,351            3,369
   8.038%, 1/15/00*                              10,500           10,792
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
   4.61%, 9/1/98*                                12,000           11,798
   5.41%, 3/1/99*                                 5,318            5,257
   5.69%, 2/1/98*                                13,047           13,010
   5.79%, 1/1/97*                                 1,681            1,682
GUARANTEED EXPORT CERTIFICATES
 (U.S. Government Guaranteed)
   4.43%, 6/15/98*                               13,894           13,629
   4.743%, 9/15/98*                               1,878            1,848
   4.813%, 12/15/98*                              9,602            9,436
   6.61%, 9/15/99*                               16,574           16,622
GOVERNMENT LOAN TRUST AGENCY
   FOR INTERNATIONAL DEVELOPMENT
 (U.S. Government Guaranteed)
   7.75%, 4/1/98                                 15,581           15,806
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
   4.86%, 4/1/98*                                 6,320            6,253
OVERSEAS PRIVATE INVESTMENT CORP.
 (U.S. Government Guaranteed)
   7.815%, 11/15/01*                              6,875            7,064
   8.75%, 11/15/01*                              10,313           10,837
PRIVATE EXPORT FUNDING CORP.
 (U.S. Government Guaranteed)
   5.75%, 4/30/98                                 9,800            9,714
   8.95%, 10/31/97                                7,575            7,829
   9.45%, 12/31/99                               33,580           36,402
U.S. EXIM TRUST
 (U.S. Government Guaranteed)
   5.20%, 8/25/97*                               10,800           10,762
U.S. GOVERNMENT TRUST CERTIFICATES
 (U.S. Government Guaranteed)
   7.45%, 9/25/96*                                  905              907
   7.50%, 8/15/00*                                9,601            9,768
   8.00%, 5/15/98*                               10,418           10,582

                                                   Face            Market
                                                 Amount             Value
                                                  (000)            (000)+
-------------------------------------------------------------------------
   9.25%, 11/15/96*                          $      771   $          779
   9.40%, 8/23/96*                                  458              463
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY
 OBLIGATIONS
   (Cost $1,279,262)                                           1,278,309
-------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.8%)
-------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account
   5.62%, 8/1/96
   (Cost $50,736)                                50,736           50,736
-------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
 (Cost $1,329,998)                                             1,329,045
-------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (.4%)
-------------------------------------------------------------------------
 Other Assets--Notes C and G                                      24,879
 Liabilities--Note G                                             (20,192)
                                                          ---------------
                                                                   4,687
-------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------
 Applicable to 132,956,346 outstanding
   $.001 par value shares
   (authorized 300,000,000 shares)                            $1,333,732
-------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         $10.03
=========================================================================

+     See Note A to Financial Statements.
(1)   Floating Rate Note.
 * The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.


---------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
---------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                             ----------           ------
 PAID IN CAPITAL                             $1,367,637           $10.29
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                 --               --
 ACCUMULATED NET
   REALIZED LOSSES                              (32,952)            (.25)
 UNREALIZED DEPRECIATION
   OF INVESTMENTS--NOTE F                          (953)            (.01)
---------------------------------------------------------------------------
   NET ASSETS                                $1,333,732           $10.03
---------------------------------------------------------------------------


                                                   Face           Market
SHORT-TERM                                       Amount            Value
U.S. TREASURY PORTFOLIO                           (000)           (000)+
------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (98.4%)
------------------------------------------------------------------------
U.S. TREASURY NOTES
   5.625%, 10/31/97                           $ 227,200        $ 226,064
   5.625%, 11/30/00                              15,000           14,489
   5.875%, 3/31/99                               18,500           18,289
   6.25%, 8/31/00                                15,000           14,855
   6.75%, 6/30/99                               124,000          125,143
   6.875%, 8/31/99                               44,000           44,529
   7.125%, 9/30/99                               82,600           84,200
   7.75%, 11/30/99                               72,000           74,745
   7.75%, 12/31/99                              207,500          215,605
   7.75%, 1/31/00                                 3,000            3,117
   7.875%, 4/15/98                               20,000           20,547
BARIVEN, SA EXIMBANK
 GUARANTEED EXPORT FINANCING
 (U.S. Government Guaranteed)
   6.277%, 4/15/01*(1)                           17,000           16,854
BANAMEX EXPORT FUNDING
 (U.S. Government Guaranteed)
   4.91%, 10/15/98*                               3,000            2,946
BANCO NACIONAL DE
 COMERCIO EXTERIOR
 (U.S. Government Guaranteed)
   4.62%, 10/15/98*                              10,000            9,817
   5.95%, 4/15/97*                                2,160            2,161
   6.475%, 5/15/00*                              10,400           10,385
   6.82%, 4/15/99*                                4,226            4,308
   8.038%, 1/15/00*                              10,500           10,792
GOVERNMENT EXPORT TRUST
 (U.S. Government Guaranteed)
   4.85%, 11/1/97*                                3,600            3,568
   5.69%, 2/1/98*                                 4,800            4,786
   5.79%, 1/1/97*                                   500              500
   7.75%, 1/1/00*                                 9,333            9,532
GOVERNMENT TRUST
 CERTIFICATE (ISRAEL)
 (U.S. Government Guaranteed)
   8.55%, 11/15/97*                                 842              854
GUARANTEED EXPORT
 CERTIFICATES
 (U.S. Government Guaranteed)
   4.743%, 9/15/98*                              13,000           12,793
GUARANTEED TRADE TRUST
 (U.S. Government Guaranteed)
   4.77%, 11/1/97*                                5,010            4,962
PRIVATE EXPORT FUNDING CORP.
 (U.S. Government Guaranteed)
   5.65%, 3/15/03*                                7,443            7,236

                                                   Face           Market
SHORT-TERM U.S. TREASURY                         Amount            Value
PORTFOLIO (continued)                             (000)           (000)+
------------------------------------------------------------------------
SMALL BUSINESS ADMINISTRATION
 (U.S. Government Guaranteed)
   6.95%, 6/1/97                             $    6,000       $   6,036
------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS
 (Cost $954,501)                                                949,113
------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.6%)
------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled
   Cash Account 5.62%, 8/1/96
   (Cost $25,387)                                25,387          25,387
------------------------------------------------------------------------
TOTAL INVESTMENTS (101.0%)
 (Cost $979,888)                                                974,500
------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.0%)
------------------------------------------------------------------------
 Other Assets--Note C                                            13,679
 Liabilities                                                    (23,589)
                                                              ----------
                                                                 (9,910)
------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------
 Applicable to 95,697,130 outstanding
   $.001 par value shares
   (authorized 250,000,000 shares)                             $964,590
------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.08
========================================================================

 +  See Note A to Financial Statements.
 * The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(1) Restricted security representing 1.7% of Net Assets at July 31, 1996.



--------------------------------------------------------------------------
 AT JULY 31, 1996, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------
                                                 AMOUNT              PER
                                                  (000)            SHARE
                                               --------           ------
 PAID IN CAPITAL                               $978,335           $10.23
 UNDISTRIBUTED NET
   INVESTMENT INCOME                                 --               --
 ACCUMULATED NET
   REALIZED LOSSES                               (8,357)            (.09)
 UNREALIZED DEPRECIATION
   OF INVESTMENTS--NOTE F                        (5,388)            (.06)
--------------------------------------------------------------------------
 NET ASSETS                                    $964,590           $10.08
--------------------------------------------------------------------------



                                                                    Face            Market
SHORT-TERN                                       Rating           Amount             Value
CORPORATE PORTFOLIO                           (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
CORPORATE BONDS (76.7%)
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (9.5%)
 Carco Auto Loan
   Master Trust
   7.875%, 7/15/99                                  Aaa         $ 57,000       $    57,890
 The Chase Manhattan Corp.
   Grantor Trust
   6.00%, 9/17/01*                                  Aaa           26,903            26,803
 Discover Card Master Trust
   6.70%, 2/16/00                                   Aaa            5,000             5,020
 First Chicago Master Trust
   6.25%, 8/15/99                                   Aaa           10,500            10,474
 Ford Credit Auto Loan
   Master Trust
   6.50%, 8/15/02*                                  Aaa           35,000            34,442
 Household Credit Card
   Master Trust
   7.00%, 12/15/99*                                 Aaa           79,775            80,473
 MBNA Credit Card
   Master Trust
   6.20%, 8/15/99                                   Aaa           10,000             9,975
 NationsBank Credit Card
   Master Trust
   4.75%, 9/15/98                                   Aaa           42,500            42,341
   6.45%, 4/15/03*                                  Aaa           55,690            54,942
 Series 1991 A Mortgage Trust
   (Prudential Support Agreement)
   7.20%, 12/15/02                                  Aa2            2,452             2,418
 Standard Credit Card
   Master Trust
   6.75%, 6/7/00*                                   Aaa           21,000            21,105
   7.875%, 1/7/00*                                  Aaa           16,100            16,507
 Toyota Auto Grantor Trust
   5.85%, 3/15/01*                                  Aaa           21,152            21,040
                                                                               -----------
       SECTOR TOTAL                                                                383,430
                                                                               -----------
------------------------------------------------------------------------------------------
 FINANCE--AUTOMOBILE (3.2%)
   Chrysler Financial Corp.
   7.81%, 2/23/98                                    A3           15,000            15,277
 Ford Motor Credit Corp.
   5.37%, 9/8/98                                     A1           14,475            14,124
   5.83%, 6/29/98                                    A1           25,000            24,703
   5.867%, 11/1/97(1)                                A1           30,000            30,015
   7.47%, 7/29/99                                    A1           11,800            11,969
 General Motors
   Acceptance Corp.
   6.00%, 12/30/98                                   A3            5,000             4,925
   8.40%, 10/15/99                                   A3            5,000             5,229
   8.50%, 12/21/98                                   A3           20,000            20,761
                                                                               -----------
      SECTOR TOTAL                                                                 127,003
                                                                               -----------
------------------------------------------------------------------------------------------

                                                                    Face            Market
                                                 Rating           Amount             Value
                                              (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
FINANCE--BANKS (10.2%)
 Advanta Corp.
   6.84%, 9/23/96                                  Baa3         $ 15,000       $    15,016
 Advanta National Bank
   6.03%, 10/31/97                                 Baa2           30,000            29,820
   6.71%, 9/30/99                                  Baa2            6,000             5,941
 Bank of New York
   7.875%, 11/15/02                                  A2          15,0000            15,477
 Bank South Inc.
   10.20%, 6/1/99                                    A3           12,600            13,557
 Barnett Banks Inc.
   6.25%, 7/28/98                                    A2           36,800            36,587
 Capital One Bank
   6.49%, 8/15/97                                  Baa3            9,000             8,987
   6.66%, 8/17/98                                  Baa3            5,000             4,975
   8.625%, 1/15/97                                 Baa3           11,900            12,023
 The Chase Manhattan Corp.
   8.00%, 6/15/99                                    A2           19,450            20,045
   10.00%, 6/15/99                                   A2           20,840            22,540
 First Fidelity Bancorp
   9.625%, 8/15/99                                   A2           23,540            25,315
 First Interstate Bancorp
   9.90%, 11/15/01                                   A2            9,000            10,080
 First Union Corp.
   9.45%, 6/15/99                                    A2            6,649             7,104
 MBNA America Bank
   7.12%, 4/12/99                                    A2           10,000            10,074
 MBNA Corp.
   6.875%, 10/1/99                                   A3           15,785            15,747
   7.49%, 9/14/99                                    A3            6,600             6,698
 Manufacturers Hanover Corp.
   8.50%, 2/15/99                                    A2            9,272             9,652
 Meridian Bancorp
   6.625%, 6/15/00                                   A1           26,550            26,261
   7.875%, 7/15/02                                   A2            5,650             5,838
 Norwest Corp.
   6.125%, 10/15/00                                 Aa3            6,000             5,832
   6.75%, 5/12/00                                   Aa3           15,000            14,952
 Security Pacific Corp.
   9.75%, 5/15/99                                    A3            5,000             5,368
 Southern National Corp.
   7.05%, 3/23/03                                    A3           15,000            14,862
 Summit Bancorp
   8.625%, 12/10/02                                Baa1           11,725            12,519
 Wachovia Bank
   5.35%, 11/13/98                                  Aa2           20,000            19,515
   5.60%, 3/8/99                                    Aa2           25,000            24,399
 Wachovia Corp.
   7.00%, 12/15/99                                   A1            9,900             9,959
                                                                               -----------
       SECTOR TOTAL                                                                409,143
                                                                               -----------
------------------------------------------------------------------------------------------
FINANCE--CONSUMERS (1.2%)
 Countrywide Funding
   6.11%, 8/5/96                                     A3            5,000             5,000
   7.85%, 3/3/97                                     A3            9,800             9,890
 Sears Roebuck Acceptance Corp.
   6.25%, 10/6/98                                    A2           35,000            34,696
                                                                               -----------
       SECTOR TOTAL                                                                 49,586
                                                                               -----------
------------------------------------------------------------------------------------------
FINANCE--DIVERSIFIED (5.7%)
 Associates Corp.
   7.55%, 9/1/99                                    Aa3           10,000            10,210
   8.25%, 12/1/99                                   Aa3           25,000            26,043
   8.37%, 12/21/99                                  Aa3           19,000            19,879
   8.40%, 11/29/99                                  Aa3           10,000            10,496
   8.625%, 6/15/97                                  Aa3            6,000             6,120
 CIT Group Holdings
   6.00%, 2/15/97*                                  Aa3           21,315            21,323
 Caterpillar Financial Services
   6.70%, 5/9/97(1)                                  A2           21,000            21,012
 Comdisco Inc.
   6.10%, 1/8/99                                   Baa2           15,000            14,817
   6.83%, 7/30/99                                  Baa2           15,000            14,994
 Finova Capital Corp.
   6.375%, 4/15/99                                 Baa1           21,000            20,821
   6.38%, 4/15/99                                  Baa1           25,000            24,764
   9.125%, 2/27/02                                 Baa1            8,000             8,684
 General Electric
   Capital Corp.
   6.20%, 3/15/97*                                  Aaa           24,848            24,857
   8.10%, 1/26/99                                   Aaa            5,000             5,189
                                                                               -----------
       SECTOR TOTAL                                                                229,209
                                                                               -----------
------------------------------------------------------------------------------------------
FINANCE--INSURANCE (1.2%)
 Travelers/Aetna Property
   Casualty Corp.
   6.75%, 4/15/01                                    A2           34,000            33,648
 USF&G Corp.
   8.375%, 6/15/01                                 Baa2           14,100            14,761
                                                                               -----------
        SECTOR TOTAL                                                                48,409
                                                                               -----------
------------------------------------------------------------------------------------------
FINANCE--OTHER (8.4%)
 Bear Stearns Co.
   7.625%, 9/15/99                                   A2           10,000            10,203
   7.625%, 4/15/00                                   A2           26,900            27,450
 Dean Witter Discover & Co.
   6.00%, 3/1/98                                     A2           11,000            10,934
   6.25%, 3/15/00                                    A2            7,000             6,853
   6.75%, 8/15/00                                    A2           15,000            14,898
 Donaldson Lufkin &
   Jenrette, Inc.
   5.625%, 2/15/16                                 Baa1           12,000            11,355

                                                                    Face            Market
SHORT-TERM CORPORATE                             Rating           Amount             Value
PORTFOLIO (continued)                         (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
 Goldman Sachs Group
   6.025%, 1/25/99(1)                                A1         $ 14,000       $    14,004
   6.10%, 4/15/98                                    A1           30,000            29,754
   6.875%, 9/15/99                                   A1           16,175            16,167
 Lehman Brothers Holdings
   5.75%, 2/15/98                                  Baa1            5,000             4,932
   8.375%, 2/15/99                                 Baa1            5,000             5,156
 Merrill Lynch & Co.
   6.50%, 2/15/01                                    A1           25,000            24,533
   6.64%, 9/19/02                                    A1            5,000             4,876
 Morgan Stanley Group
   5.75%, 2/15/01                                    A1           10,500             9,983
   6.425%, 3/15/00                                   A1           15,000            14,765
   6.70%, 5/1/01                                     A1           23,000            22,687
   6.93%, 3/12/97*                                   A1           12,000            12,060
 PaineWebber Group
   7.16%, 6/15/99                                  Baa1           25,000            25,086
 Pitney Bowes Credit Corp.
   7.43%, 4/15/97                                   Aa3           14,000            14,130
 Smith Barney Holdings
   5.50%, 1/15/99                                    A2            9,000             9,245
   7.00%, 5/15/00                                    A2           15,500            15,511
   7.98%, 3/1/00                                     A2           17,500            18,064
 Tenneco Credit
   9.625%, 8/15/01                                 Baa2           15,605            17,276
                                                                               -----------
        SECTOR TOTAL                                                               339,922
                                                                               -----------
------------------------------------------------------------------------------------------
INDUSTRIAL (30.2%)
 Air Products & Chemicals
   4.66%, 8/26/96                                    A1            5,000             4,996
 Allied Corp.
   0.00%, 9/15/98                                    A2            7,500             6,533
 CBI Industries
   7.53%, 8/26/99                                  Baa2           15,000            15,231
 CSC Enterprises
   6.80%, 4/15/99                                    A3           21,500            21,550
 CSX Corp.
   9.04%, 2/28/97                                    A3            8,500             8,640
 The Coca-Cola Co.
   7.875%, 9/15/98                                  Aa3           18,000            18,487
 COMPAQ Computer Corp.
   6.50%, 3/15/99                                  Baa2           40,600            40,262
 Cox Communications, Inc.
   6.375%, 6/15/00                                 Baa2           37,000            36,231
 The Walt Disney Co.
   6.375%, 3/30/01                                   A2           33,000            32,293
 R.R. Donnelley & Sons Co.
   7.27%, 10/20/97                                   A1           15,000            15,146
   7.96%, 11/8/99                                    A1           40,000            41,249
 Electronic Data
   Systems Corp.
   6.85%, 5/15/00                                    A1           18,000            17,992
 Federal Express Co.
   9.875%, 4/1/02                                  Baa2            8,195             9,182
   10.00%, 9/1/98                                  Baa2           24,875            26,495
   10.00%, 4/15/99                                 Baa2            6,255             6,731
 Gannett Co.
   5.25%, 3/1/98                                     A2           40,000            39,300
 General Electric Co.
   7.875%, 9/15/98                                  Aaa           15,000            15,391
 General Motors Corp.
   9.625%, 12/1/00                                   A3           26,990            29,585
 Hertz Corp.
   6.50%, 4/1/00                                     A3            5,000             4,924
   8.30%, 2/2/98                                     A3           19,500            19,995
 International Paper Co.
   7.00%, 6/1/01                                     A3           10,000            10,005
   7.40%, 3/4/97                                     A3           10,000            10,078
   9.50%, 5/30/97                                    A3            5,000             5,128
 Kellogg Co.
   5.90%, 7/15/97                                   Aaa           30,565            30,516
 Knight-Ridder, Inc.
   8.50%, 9/1/01*                                    A1           17,025            17,841
 Lockheed Martin Corp.
   5.65%, 4/1/97                                     A3           36,150            36,052
   6.85%, 5/15/01                                    A3           47,000            46,731
 McDonald's Corp.
   8.375%, 10/29/99                                 Aa2            8,550             8,934
 McDonnell Douglas Corp.
   8.10%, 1/27/97                                  Baa2           10,000            10,103
   8.11%, 1/30/97                                  Baa2           10,000            10,093
   8.625%, 4/1/97                                  Baa2           32,141            32,653
 Minnesota Mining &
   Manufacturing Co.
   6.25%, 3/29/99                                   Aaa           22,275            22,128
 Mobil Oil Corp.
   9.17%, 2/29/00*                                  Aa2           58,869            61,700
 News America
   7.50%, 3/1/00                                   Baa3           30,000            30,359
   9.125%, 10/15/99                                Baa3           14,095            14,942
 Occidental Petroleum Corp.
   6.75%, 9/16/99                                  Baa3            6,000             5,968
   8.50%, 11/9/01                                  Baa3           10,000            10,581
   10.125%, 11/15/01                               Baa3            2,000             2,261
 J.C. Penney & Co., Inc.
   5.375%, 11/15/98                                  A1           13,350            13,013
 PepsiCo, Inc.
   5.00%, 2/24/97                                    A1           32,000            31,814
   7.48%, 4/27/02                                    A1           28,000            27,790
 Phillips Petroleum Co.
   7.66%, 4/9/97                                   Baa2            5,000             5,051
   8.00%, 4/12/99                                  Baa2            4,000             4,117
 Praxair, Inc.
   6.70%, 4/15/01                                    A3           50,000            49,417

                                                                    Face            Market
                                                 Rating           Amount             Value
                                              (Moody's)            (000)            (000)+
------------------------------------------------------------------------------------------
 Rockwell International
   7.625%, 2/17/98                                  Aa3         $ 55,000       $    55,962
   8.875%, 9/15/99                                  Aa3           23,210            24,587
 Sears, Roebuck & Co.
   5.25%, 2/24/97                                    A2           10,000             9,968
   9.12%, 1/10/97                                    A2            5,000             5,067
   9.25%, 4/15/98                                    A2           13,100            13,664
 Tenneco, Inc.
   10.00%, 8/1/98                                  Baa2           14,000            14,868
 Texaco Capital Corp.
   6.87%, 6/30/97                                    A1           30,000            30,202
   8.22%, 2/12/97                                    A1           15,000            15,179
   8.65%, 1/30/98                                    A1           16,750            17,272
   9.00%, 11/15/97                                   A1            8,000             8,256
 Texas Instruments, Inc.
   6.875%, 7/15/00                                   A3            5,000             4,994
   9.00%, 7/15/99                                    A3           16,192            16,226
 Union Carbide Corp.
   7.00%, 8/1/99                                   Baa2           12,315            12,307
 Union Oil of California
   6.33%, 2/28/97                                  Baa2           20,000            20,035
   6.38%, 2/18/97                                  Baa2           15,000            15,032
   6.625%, 2/28/97                                 Baa2           15,000            15,047
   8.97%, 3/6/98                                   Baa2            6,000             6,207
 Union Pacific Railroad Co.
   (Equipment Trust
   Certificate)
   6.99%, 12/24/99*                                 Aa3            7,073             7,116
   9.625%, 3/15/02                                  Aa3           18,350            18,708
                                                                               -----------
         SECTOR TOTAL                                                            1,218,185
                                                                               -----------
------------------------------------------------------------------------------------------
UTILITIES (7.1%)
 Coastal Corp.
   10.375%, 10/1/00                                Baa3           25,000            27,894
 Delmarva Power & Light
   6.40%, 7/1/03                                     A2           14,000            13,401
 Duquesne Light Co.
   6.15%, 2/12/98                                  Baa1            5,000             4,966
 Enron Corp.
   8.10%, 12/15/96                                 Baa2           14,000            14,098
   8.50%, 2/1/00                                   Baa2           20,000            20,233
 Florida Gas Transmission
   7.75%, 11/1/97                                  Baa2            6,000             6,092
   8.14%, 11/1/99                                  Baa2           10,000            10,368
 Florida Power & Light
   5.50%, 7/1/99                                    Aa3           20,600            19,977
 GTE North Inc.
   5.50%, 2/15/99                                    A1           18,175            17,712
 GTE Northwest Inc.
   7.375%, 5/1/01                                    A2            4,000             4,059
 GTE Southwest Inc.
   5.82%, 12/1/99                                    A2           18,650            18,108
 Idaho Power Co.
   5.33%, 9/1/98                                     A2            4,500             4,389
 Kern River Funding Corp.
   6.42%, 3/31/01                                    A2           16,965            16,799
 MCI Communications Corp.
   6.25%, 3/23/99                                    A2           12,000            11,876
   7.625%, 11/7/96                                   A2           14,250            14,307
 MCN Investment Corp.
   6.03%, 2/1/01                                   Baa2            4,000             3,842
   6.82%, 5/13/99                                  Baa2           28,000            28,031
 NYNEX Corp. Capital Funding
   8.01%, 11/1/99                                    A3           15,000            15,505
   8.10%, 11/1/99                                    A3            5,070             5,254
 Texas Utilities Co.
   6.375%, 8/1/97                                  Baa2            5,000             4,997
   9.39%, 11/21/96                                 Baa2            5,850             5,910
 United Telecom
   9.75%, 4/1/00                                   Baa1           10,550            11,398
 Wisconsin Power & Light
   6.125%, 7/15/97                                  Aa2            5,000             4,997
                                                                               -----------
         SECTOR TOTAL                                                              284,213
                                                                               -----------
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
 (Cost $3,097,644)                                                               3,089,100
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
 OBLIGATIONS (12.4%)
------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.
   (Pooled Mortgage Notes)
   5.50%, 10/1/00*                               25,658           24,681
   6.00%, 9/1/98*                                14,878           14,735
   6.00%, 12/1/99*                               16,666           16,393
   6.00%, 2/1/01*                                98,994           96,880
   6.00%, 7/1/01*                                48,675           47,635
   6.00%, 1/1/25*                                32,924           32,271
   7.00%, 2/1/00*                                 6,712            6,756
   7.00%, 3/1/00*                                23,838           23,996
   7.00%, 5/1/00*                                28,551           28,785
   7.00%, 6/1/01*                                48,025           48,281
 Federal National Mortgage Assn.
   (Pooled Mortgage Notes)
   6.00%, 1/1/01*                                31,863           31,173
   6.00%, 6/1/01*                                 9,828            9,615
   6.834%, 7/1/03*                               15,000           14,783
   8.00%, 6/1/99*                                 6,899            7,056
 Government Export Trust
   (U.S. Government Guaranteed)
   4.85%, 11/1/97*                                6,600            6,541
   6.61%, 9/15/99*                                6,395            6,393

                                                                    Face             Market
SHORT-TERM CORPORATE                             Rating           Amount              Value
PORTFOLIO (continued)                         (Moody's)            (000)             (000)+
-------------------------------------------------------------------------------------------
 U.S. Treasury Notes
   5.00%, 1/31/98                                              $   6,500      $      6,396
   5.25%, 7/31/98                                                  7,500             7,368
   6.25%, 2/15/03                                                  5,000             4,891
   7.75%, 12/31/99                                                55,000            57,148
   7.75%, 1/31/00                                                 10,000            10,389
-------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
 AGENCY OBLIGATIONS
 (Cost $511,599)                                                                   502,166
-------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL SECURITIES (.2%)
-------------------------------------------------------------------------------------------
 New York City GO
   10.00%, 11/15/96
 (Cost $5,996)                                     Baa1            6,000             6,060
                                                                              -------------
-------------------------------------------------------------------------------------------
FOREIGN BONDS
 (U.S. DOLLAR DENOMINATED) (7.9%)
-------------------------------------------------------------------------------------------
 Province of Alberta
   9.20%, 11/1/97                                   Aa2           23,000            23,798
 Bayerische Landesbank
   Girozentrale
   5.625%, 2/26/01                                  Aaa           41,000            39,077
   6.375%, 8/31/00                                  Aaa           50,000            49,286
 British Telecom Finance Inc.
   9.375%, 2/15/99                                  Aaa           32,425            34,433
 Empresa Electrica
   Pehuenche SA
   7.30%, 5/1/03                                   Baa1            5,000             4,952
 KFW International Finance
   9.125%, 5/15/01                                  Aaa            7,995             8,717
 Province of Manitoba
   6.00%, 10/15/97                                   A1           30,000            29,918
   6.125%, 5/28/98                                   A1           20,000            19,900
   7.75%, 2/1/02                                     A1            7,310             7,573
   8.75%, 5/15/01                                    A1            7,000             7,518
   9.50%, 9/15/98                                    A1           10,000            10,588
   9.625%, 3/15/99                                   A1           10,000            10,701
 National Australia Bank
   9.70%, 10/15/98                                   A1           12,150            12,908
 Noranda, Inc.
   8.00%, 6/1/03                                   Baa2           20,000            20,564
   8.625%, 7/15/02                                 Baa2           15,000            15,925
 Placer Dome Inc.
   6.14%, 1/29/02                                  Baa2           15,000            14,186
 Kingdom of Spain
   9.27%, 11/1/96                                   Aa2           10,000            10,083
-------------------------------------------------------------------------------------------
TOTAL FOREIGN BONDS
 (Cost $322,642)                                                                   320,127
-------------------------------------------------------------------------------------------

                                                                    Face             Market
                                                                  Amount              Value
                                                                   (000)             (000)+
-------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (1.5%)
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
   Obligations in a Pooled Cash
   Account 5.62%, 8/1/96
   (Cost $59,704)                                               $ 59,704       $    59,704
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.7%)
   (Cost $3,997,585)                                                             3,977,157
-------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.3%)
-------------------------------------------------------------------------------------------
   Other Assets--Note C                                                             84,392
   Liabilities                                                                     (33,461)
                                                                               ------------
                                                                                    50,931
-------------------------------------------------------------------------------------------
NET ASSETS (100%)
-------------------------------------------------------------------------------------------
   Applicable to 377,696,518 outstanding
   $.001 par value shares
   (authorized 700,000,000 shares)                                              $4,028,088
-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                           $10.66
===========================================================================================

+   See Note A to Financial Statements.
(1) Floating Rate Notes.
* The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
GO--General Obligation.


-------------------------------------------------------------------------------------------
   AT JULY 31, 1996, NET ASSETS CONSISTED OF:
-------------------------------------------------------------------------------------------
                                                                  AMOUNT               PER
                                                                   (000)             SHARE
                                                              ----------            ------
   PAID IN CAPITAL                                            $4,080,547            $10.79
   UNDISTRIBUTED NET
     INVESTMENT INCOME                                                --                --
   ACCUMULATED NET
     REALIZED LOSSES                                             (32,031)             (.08)
   UNREALIZED DEPRECIATION
     OF INVESTMENTS--NOTE F                                      (20,428)             (.05)
-------------------------------------------------------------------------------------------
   NET ASSETS                                                 $4,028,088            $10.66
-------------------------------------------------------------------------------------------




                                                                       F282-7/96
                                       20